Schedule of Investments (unaudited) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.(a)	10,602	$634,742
AeroVironment, Inc.(a)(b)	2,074	317,903
Airbus SE	1,590	292,924
BAE Systems PLC	15,237	259,721
Boeing Co.(a)	2,643	510,073
Bombardier, Inc., Class B(a)	1,185	50,871
BWX Technologies, Inc.	2,325	238,591
Cadre Holdings, Inc.(b)	7,835	283,627
Curtiss-Wright Corp.	2,735	699,996
Ducommun, Inc.(a)	10,614	544,498
General Dynamics Corp.	3,797	1,072,614
HEICO Corp., Class A	8,505	1,309,260
Huntington Ingalls Industries, Inc.	494	143,986
Kratos Defense & Security Solutions, Inc.(a)	6,328	116,309
Lockheed Martin Corp.(b)	12,787	5,816,423
Mercury Systems, Inc.(a)(b)	167	4,926
Moog, Inc., Class A	9,492	1,515,398
MTU Aero Engines AG, Class N	177	44,892
Northrop Grumman Corp.	799	382,449
Rheinmetall AG	597	335,765
Rolls-Royce Holdings PLC(a)	63,685	342,648
RTX Corp.	559	54,519
Safran SA	733	166,004
Textron, Inc.	3,240	310,813
Thales SA	251	42,791
V2X, Inc.(a)	6,627	309,547

		15,801,290

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	3,506	266,947
CJ Logistics Corp.	8,743	777,573
Expeditors International of Washington, Inc.	19,699	2,394,807
GXO Logistics, Inc.(a)	4,228	227,297
Hub Group, Inc., Class A(b)	13,052	564,108
Hyundai Glovis Co. Ltd.	1,062	142,535
Radiant Logistics, Inc.(a)(b)	12,892	69,875

		4,443,142

Automobile Components — 0.8%
Adient PLC(a)	40,373	1,329,079
American Axle & Manufacturing Holdings, Inc.(a)	20,697	152,330
Apollo Tyres Ltd.	112,057	629,082
BorgWarner, Inc.	2,907	100,989
Ceat Ltd.	20,999	677,455
Cie Generale des Etablissements Michelin SCA	1,986	76,110
Cooper-Standard Holdings, Inc.(a)(b)	6,297	104,278
Dana, Inc.	73,996	939,749
Denso Corp.	34,800	666,478
Dorman Products, Inc.(a)	952	91,763
Forvia SE(a)	1,562	23,666
Fox Factory Holding Corp.(a)	6,092	317,210
Gentherm, Inc.(a)	5,414	311,738
Goodyear Tire & Rubber Co.(a)	55,937	768,015
HL Mando Co. Ltd.	37,452	949,159
Hyundai Mobis Co. Ltd.	10,701	2,077,467
Lear Corp.	5,849	847,403
Magna International, Inc.	1,343	73,161
Minth Group Ltd.	426,000	673,790
Modine Manufacturing Co.(a)	9,350	890,027
Patrick Industries, Inc.(b)	7,175	857,197
Standard Motor Products, Inc.(b)	11,699	392,502

Security	Shares	Value

Automobile Components (continued)
Stoneridge, Inc.(a)	1,624	$29,947
Valeo SE	4,926	61,594
Visteon Corp.(a)	11,937	1,403,911

		14,444,100

Automobiles — 1.2%
Bayerische Motoren Werke AG	3,257	375,789
BYD Co. Ltd., Class H	43,000	1,101,017
Ferrari NV	334	145,636
Ford Motor Co.	44,233	587,414
Geely Automobile Holdings Ltd.	1,524,000	1,803,631
General Motors Co.	53,864	2,442,732
Great Wall Motor Co. Ltd., Class H	98,500	109,731
Guangzhou Automobile Group Co. Ltd., Class A	195,100	239,563
Honda Motor Co. Ltd.	142,800	1,766,962
Hyundai Motor Co.	8,379	1,474,439
Kia Corp.	10,609	881,705
Li Auto, Inc., Class A(a)	43,000	652,934
Mercedes-Benz Group AG, Class N	4,148	330,334
Nissan Motor Co. Ltd.	78,400	310,658
Renault SA	1,810	91,333
SAIC Motor Corp. Ltd., Class A	675,100	1,390,508
Stellantis NV	22,312	633,862
Tata Motors Ltd.	43,431	518,497
Tesla, Inc.(a)	34,034	5,982,837
Toyota Motor Corp.	61,400	1,551,882
Volkswagen AG	450	68,744

		22,460,208

Banks — 6.4%
1st Source Corp.	6,812	357,085
ABN AMRO Bank NV(c)	47,909	819,830
Abu Dhabi Commercial Bank PJSC	221,572	506,830
Al Rajhi Bank	148,579	3,293,790
Alinma Bank	50,648	591,752
Amalgamated Financial Corp.(b)	19,181	460,344
American National Bankshares, Inc.	1,214	57,981
Ameris Bancorp(b)	7,837	379,154
Axis Bank Ltd.	149,282	1,881,459
Axos Financial, Inc.(a)	5,850	316,134
BancFirst Corp.	1,086	95,601
Banco Bilbao Vizcaya Argentaria SA	41,841	498,263
Banco de Sabadell SA	81,120	127,616
Banco Santander SA	66,487	324,751
Bancolombia SA, ADR(b)	9,294	318,041
Bank Central Asia Tbk PT	3,921,200	2,493,638
Bank Mandiri Persero Tbk PT	3,131,900	1,424,992
Bank of America Corp.	117,567	4,458,141
Bank of China Ltd., Class H	1,036,000	424,771
Bank of Ireland Group PLC	2,140	21,839
Bank of Marin Bancorp(b)	2,902	48,667
Bank Polska Kasa Opieki SA	22,117	1,005,078
Bank Rakyat Indonesia Persero Tbk PT	8,122,700	3,105,916
BankFinancial Corp.	18,930	198,765
Bar Harbor Bankshares	2,431	64,373
Barclays PLC	51,027	118,263
BAWAG Group AG(c)	8,710	551,268
BNP Paribas SA	3,391	241,422
BOC Hong Kong Holdings Ltd.	16,500	44,241
BOK Financial Corp.	96	8,832
Bridgewater Bancshares, Inc.(a)	5,027	58,514
Brookline Bancorp, Inc.	8,188	81,553
Business First Bancshares, Inc.(b)	3,411	75,997

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Byline Bancorp, Inc.	10,285	$223,390
CaixaBank SA	11,014	53,446
Camden National Corp.	2,760	92,515
Canara Bank	102,056	713,897
Capital City Bank Group, Inc.	18,986	525,912
Capitec Bank Holdings Ltd.	8,112	897,190
Capitol Federal Financial, Inc.	22,959	136,836
Capstar Financial Holdings, Inc.(b)	6,229	125,203
Central Pacific Financial Corp.	13,407	264,788
China Construction Bank Corp., Class H	2,738,000	1,652,309
China Merchants Bank Co. Ltd., Class H	489,000	1,938,160
CIMB Group Holdings Bhd	1,403,500	1,944,200
Citigroup, Inc.	2,205	139,444
Civista Bancshares, Inc.	2,636	40,542
CNB Financial Corp.	2,290	46,693
Coastal Financial Corp.(a)	6,038	234,697
Colony Bankcorp, Inc.	812	9,338
Columbia Banking System, Inc.	9,697	187,637
Commerzbank AG	25,508	350,587
Community Trust Bancorp, Inc.	6,728	286,949
ConnectOne Bancorp, Inc.	46,942	915,369
Credit Agricole SA	4,229	63,088
CrossFirst Bankshares, Inc.(a)	8,265	114,388
CTBC Financial Holding Co. Ltd.	2,724,000	2,757,117
Customers Bancorp, Inc.(a)	5,146	273,047
CVB Financial Corp.(b)	8,365	149,232
DBS Group Holdings Ltd.	6,000	160,127
Dime Community Bancshares, Inc.	6,249	120,356
Dubai Islamic Bank PJSC	369,575	587,737
E.Sun Financial Holding Co. Ltd.	1,790,022	1,517,966
Eagle Bancorp, Inc.	3,489	81,957
Eastern Bankshares, Inc.(b)	50,486	695,697
Enterprise Bancorp, Inc.	924	23,996
Enterprise Financial Services Corp.	26,330	1,067,945
Erste Group Bank AG	1,457	64,935
FB Financial Corp.	23,820	897,061
Financial Institutions, Inc.	1,349	25,388
FinecoBank Banca Fineco SpA	3,848	57,631
First Abu Dhabi Bank PJSC	433,443	1,581,629
First Bancshares, Inc.	10,883	282,414
First Bank/Hamilton	10,547	144,916
First Busey Corp.	10,363	249,230
First Business Financial Services, Inc.	2,264	84,900
First Financial Bankshares, Inc.(b)	21,277	698,098
First Financial Corp.	3,821	146,459
First Financial Northwest, Inc.(b)	19,614	403,264
First Foundation, Inc.	10,132	76,497
First Hawaiian, Inc.	427	9,377
First Interstate BancSystem, Inc., Class A	54,325	1,478,183
First Merchants Corp.	19,171	669,068
First Mid Bancshares, Inc.	2,768	90,458
First Northwest Bancorp(b)	1,861	29,125
First of Long Island Corp.	10,029	111,222
First Savings Financial Group, Inc.(b)	1,623	27,185
Flushing Financial Corp.	25,041	315,767
FNB Corp.	28,866	407,011
FS Bancorp, Inc.	2,344	81,360
German American Bancorp, Inc.(b)	4,541	157,300
Glacier Bancorp, Inc.(b)	14,230	573,184
Grupo Financiero Banorte SAB de CV, Class O	141,580	1,503,776
Hana Financial Group, Inc.	6,526	285,694
Hancock Whitney Corp.	44,278	2,038,559
Hang Seng Bank Ltd.	3,700	40,558

Security	Shares	Value

Banks (continued)
Hanmi Financial Corp.	1,547	$24,628
HarborOne Bancorp, Inc.	4,984	53,129
HBT Financial, Inc.	10,903	207,593
HDFC Bank Ltd.	152,896	2,666,141
Heartland Financial USA, Inc.	41,029	1,442,169
Heritage Commerce Corp.	45,265	388,374
Heritage Financial Corp.	4,107	79,635
HomeTrust Bancshares, Inc.	8,707	238,049
Hope Bancorp, Inc.	10,636	122,420
Horizon Bancorp, Inc.	26,630	341,663
HSBC Holdings PLC	60,685	474,364
ICICI Bank Ltd.	415,580	5,478,866
Independent Bank Corp.	24,239	614,459
Independent Bank Group, Inc.(b)	19,262	879,310
Industrial & Commercial Bank of China Ltd., Class H	3,984,000	2,002,492
ING Groep NV, Series N	14,499	238,701
International Bancshares Corp.(b)	2,472	138,778
Intesa Sanpaolo SpA	398,830	1,447,966
Investar Holding Corp.	2,444	39,984
JPMorgan Chase & Co.(b)	39,011	7,813,903
KB Financial Group, Inc.	16,594	867,161
Kearny Financial Corp.	18,924	121,871
KeyCorp	132,137	2,089,086
Kotak Mahindra Bank Ltd.	75,230	1,616,243
Kuwait Finance House KSCP	947,409	2,463,707
Lakeland Bancorp, Inc.	106,293	1,286,145
Live Oak Bancshares, Inc.	11,957	496,335
Mediobanca Banca di Credito Finanziario SpA	1,673	24,930
Mega Financial Holding Co. Ltd.	141,527	177,960
Mercantile Bank Corp.	4,500	173,205
Meridian Corp.	4,568	45,315
Metropolitan Bank Holding Corp.(a)	5,857	225,495
Mid Penn Bancorp, Inc.	1,234	24,692
Midland States Bancorp, Inc.(b)	28,806	723,895
MidWestOne Financial Group, Inc.	1,312	30,753
Mitsubishi UFJ Financial Group, Inc.	93,200	948,226
Mizuho Financial Group, Inc.	34,600	684,225
National Bank Holdings Corp., Class A	4,857	175,192
National Bank of Kuwait SAKP	223,355	696,860
NatWest Group PLC	40,595	135,966
Nordea Bank Abp	10,540	119,151
Northeast Community Bancorp, Inc.	2,906	45,711
Northfield Bancorp, Inc.	4,962	48,231
Northrim BanCorp, Inc.(b)	5,142	259,722
NU Holdings Ltd./Cayman Islands, Class A(a)	86,859	1,036,228
OceanFirst Financial Corp.	100,653	1,651,716
OFG Bancorp	921	33,902
OP Bancorp	6,624	66,108
Origin Bancorp, Inc.(b)	14,784	461,852
Park National Corp.	705	95,774
Peapack-Gladstone Financial Corp.	5,037	122,550
Powszechna Kasa Oszczednosci Bank Polski SA	101,965	1,512,925
Premier Financial Corp.	33,913	688,434
Primis Financial Corp.	11,780	143,363
Provident Financial Services, Inc.(b)	11,723	170,804
Public Bank Bhd	1,173,800	1,044,479
Qatar Islamic Bank SAQ	90,108	469,617
Qatar National Bank QPSC	469,122	1,826,579
Republic First Bancorp, Inc.(a)	46,639	261
Riverview Bancorp, Inc.	52,874	249,565
Sandy Spring Bancorp, Inc.	33,379	773,725
Saudi Awwal Bank	23,496	259,988
Saudi National Bank	115,979	1,262,317

2

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Sberbank of Russia PJSC(a)(d)	141,048	$15
ServisFirst Bancshares, Inc.(b)	9,163	608,057
Shinhan Financial Group Co. Ltd.	4,301	151,718
Shore Bancshares, Inc.	10,026	115,299
Sierra Bancorp	4,339	87,648
SmartFinancial, Inc.	4,373	92,139
Societe Generale SA	1,411	37,805
South Plains Financial, Inc.	4,093	109,529
Southern First Bancshares, Inc.(a)	2,990	94,962
Southern Missouri Bancorp, Inc.(b)	2,333	101,975
Southside Bancshares, Inc.	3,482	101,779
Standard Bank Group Ltd.	285,319	2,790,522
Standard Chartered PLC	7,538	63,905
State Bank of India	132,313	1,198,296
Stellar Bancorp, Inc.	2,993	72,910
Stock Yards Bancorp, Inc.(b)	1,174	57,420
Sumitomo Mitsui Financial Group, Inc.	20,200	1,181,149
Summit Financial Group, Inc.	3,207	87,102
Texas Capital Bancshares, Inc.(a)	6,015	370,223
TFS Financial Corp.(b)	169	2,123
Tompkins Financial Corp.(b)	2,493	125,373
Towne Bank/Portsmouth VA	8,174	229,362
TriCo Bancshares	6,148	226,123
Truist Financial Corp.	7,982	311,138
UMB Financial Corp.	11,854	1,031,179
UniCredit SpA	18,393	698,553
United Bankshares, Inc.(b)	19,315	691,284
United Community Banks, Inc.	1,317	34,663
Univest Financial Corp.	23,782	495,141
Valley National Bancorp(b)	123,496	983,028
Veritex Holdings, Inc.	4,474	91,672
Washington Trust Bancorp, Inc.(b)	11,273	303,018
Wells Fargo & Co.	3,563	206,512
WesBanco, Inc.(b)	11,651	347,316
Westamerica BanCorp.	1,894	92,579
Western New England Bancorp, Inc.	7,613	58,392

		118,669,702

Beverages — 1.1%
Ambev SA	656,480	1,634,852
Anadolu Efes Biracilik Ve Malt Sanayii A/S, Class A	31,693	148,219
Boston Beer Co., Inc., Class A(a)	289	87,977
Brown-Forman Corp., Class A	155	8,207
Coca-Cola Co.	47,788	2,923,670
Coca-Cola Consolidated, Inc.	686	580,637
Coca-Cola Femsa SAB de CV	35,039	340,157
Coca-Cola Femsa SAB de CV, ADR	1,452	141,134
Diageo PLC	7,641	282,734
Fomento Economico Mexicano SAB de CV	86,818	1,134,721
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	83,300	1,131,938
Kweichow Moutai Co. Ltd., Class A	12,700	2,979,288
MGP Ingredients, Inc.(b)	5,835	502,569
Monster Beverage Corp.(a)	13,239	784,808
National Beverage Corp.(a)(b)	12,910	612,709
PepsiCo, Inc.	25,746	4,505,807
Pernod Ricard SA	804	130,155
Primo Water Corp.	39,577	720,697
Tsingtao Brewery Co. Ltd., Class H	56,000	385,402
Wuliangye Yibin Co. Ltd., Class A	92,400	1,950,036

		20,985,717

Security	Shares	Value

Biotechnology — 3.9%
2seventy bio, Inc.(a)	11,597	$62,044
3SBio, Inc.(c)	336,500	257,097
4D Molecular Therapeutics, Inc.(a)	10,876	346,509
89bio, Inc.(a)(b)	2,011	23,408
AbbVie, Inc.	36,945	6,727,684
Abeona Therapeutics, Inc.(a)	482	3,495
ACADIA Pharmaceuticals, Inc.(a)	33,244	614,682
Adaptimmune Therapeutics PLC, ADR(a)	6,958	10,994
ADMA Biologics, Inc.(a)	44,667	294,802
Affimed NV(a)	1,134	6,010
Agios Pharmaceuticals, Inc.(a)	6,405	187,282
Akebia Therapeutics, Inc.(a)	17,028	31,161
Akero Therapeutics, Inc.(a)	12,090	305,393
Alector, Inc.(a)	31,213	187,902
Aligos Therapeutics, Inc.(a)	3,453	3,384
Alkermes PLC(a)	30,529	826,420
Allogene Therapeutics, Inc.(a)(b)	14,660	65,530
Alnylam Pharmaceuticals, Inc.(a)	2,636	393,950
Alpine Immune Sciences, Inc.(a)	8,868	351,528
ALX Oncology Holdings, Inc.(a)(b)	4,071	45,392
Amgen, Inc.	15,675	4,456,716
Amicus Therapeutics, Inc.(a)	49,520	583,346
Anika Therapeutics, Inc.(a)	7,508	190,703
Annexon, Inc.(a)	8,695	62,343
Apogee Therapeutics, Inc.(a)	3,267	217,092
Aprea Therapeutics, Inc.(a)	289	1,933
Aptinyx, Inc.(a)(d)	12,794	—
Arcellx, Inc.(a)(b)	5,633	391,775
Arcturus Therapeutics Holdings, Inc.(a)(b)	9,524	321,625
Arcus Biosciences, Inc.(a)	23,532	444,284
Arcutis Biotherapeutics, Inc.(a)(b)	8,035	79,627
Ardelyx, Inc.(a)	36,285	264,881
Arrowhead Pharmaceuticals, Inc.(a)	18,869	539,653
Astria Therapeutics, Inc.(a)	9,418	132,558
Atossa Therapeutics, Inc.(a)(b)	11,978	21,560
Avid Bioservices, Inc.(a)	9,746	65,298
Avidity Biosciences, Inc.(a)	10,891	277,938
Beam Therapeutics, Inc.(a)(b)	15,973	527,748
BeiGene Ltd.(a)	33,800	406,634
BioCryst Pharmaceuticals, Inc.(a)	70,802	359,674
Biogen, Inc.(a)	477	102,856
Biohaven Ltd.(a)	5,689	311,131
BioMarin Pharmaceutical, Inc.(a)	4,069	355,386
Biomea Fusion, Inc.(a)(b)	2,861	42,772
BioNTech SE, ADR(a)	520	47,970
Black Diamond Therapeutics, Inc.(a)	8,489	43,039
Blueprint Medicines Corp.(a)	14,414	1,367,312
Bolt Biotherapeutics, Inc.(a)(b)	1,792	2,509
Bridgebio Pharma, Inc.(a)(b)	15,756	487,176
Cabaletta Bio, Inc.(a)(b)	7,804	133,136
CareDx, Inc.(a)	43,608	461,809
Caribou Biosciences, Inc.(a)	12,144	62,420
Catalyst Pharmaceuticals, Inc.(a)	21,850	348,289
Celldex Therapeutics, Inc.(a)	8,907	373,827
Celltrion, Inc.	8,782	1,199,240
Cerevel Therapeutics Holdings, Inc.(a)	8,800	371,976
CG oncology, Inc.(a)	3,901	171,254
Coherus Biosciences, Inc.(a)(b)	49,328	117,894
Corbus Pharmaceuticals Holdings, Inc.(a)	429	16,834
Crinetics Pharmaceuticals, Inc.(a)	8,132	380,659
CSL Ltd.	2,488	466,817
Cullinan Oncology, Inc.(a)	2,714	46,247

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Cytokinetics, Inc.(a)(b)	14,573	$1,021,713
Day One Biopharmaceuticals, Inc.(a)	8,852	146,235
Deciphera Pharmaceuticals, Inc.(a)	30,635	481,889
Denali Therapeutics, Inc.(a)	45,950	942,894
Disc Medicine, Inc.(a)	842	52,423
Dynavax Technologies Corp.(a)(b)	31,939	396,363
Dyne Therapeutics, Inc.(a)	9,173	260,421
Eagle Pharmaceuticals, Inc.(a)	1,796	9,411
Editas Medicine, Inc.(a)	16,430	121,911
Emergent BioSolutions, Inc.(a)	86,300	218,339
Enanta Pharmaceuticals, Inc.(a)	9,896	172,784
Erasca, Inc.(a)	2,545	5,243
Exact Sciences Corp.(a)	6,289	434,318
Exagen, Inc.(a)	3,265	5,191
Exelixis, Inc.(a)	26,326	624,716
Exicure, Inc.(a)	178	107
Fate Therapeutics, Inc.(a)	33,865	248,569
Fennec Pharmaceuticals, Inc.(a)	1,750	19,460
Foghorn Therapeutics, Inc.(a)	2,487	16,688
G1 Therapeutics, Inc.(a)(b)	7,005	30,262
Galera Therapeutics, Inc.(a)	7	1
Genmab A/S(a)	1,245	373,287
Gilead Sciences, Inc.	74,655	5,468,479
Gritstone bio, Inc.(a)	11,781	30,277
Halozyme Therapeutics, Inc.(a)	26,655	1,084,325
Hugel, Inc.(a)	4,858	696,405
Ideaya Biosciences, Inc.(a)	15,458	678,297
Immunocore Holdings PLC, ADR(a)	1,849	120,185
Immunovant, Inc.(a)	10,595	342,324
Incyte Corp.(a)	51,867	2,954,863
Inhibrx, Inc.(a)	3,873	135,400
Insmed, Inc.(a)(b)	22,892	621,060
Intellia Therapeutics, Inc.(a)(b)	40,775	1,121,720
Ionis Pharmaceuticals, Inc.(a)	6,527	282,945
Iovance Biotherapeutics, Inc.(a)(b)	32,736	485,148
Ironwood Pharmaceuticals, Inc., Class A(a)	29,897	260,403
iTeos Therapeutics, Inc.(a)	38,901	530,610
Karyopharm Therapeutics, Inc.(a)(b)	22,145	33,439
Keros Therapeutics, Inc.(a)	2,854	188,935
Kineta, Inc.(a)	347	180
Kiniksa Pharmaceuticals Ltd., Class A(a)	21,388	421,985
Kinnate Biopharma, Inc.(a)(b)	3,570	9,496
Kodiak Sciences, Inc.(a)	10,643	55,982
Kronos Bio, Inc.(a)	4,102	5,333
Krystal Biotech, Inc.(a)	1,465	260,667
Kura Oncology, Inc.(a)	20,414	435,431
Kymera Therapeutics, Inc.(a)	10,423	419,005
Kyverna Therapeutics, Inc.(a)	2,226	55,294
Lyell Immunopharma, Inc.(a)	9,434	21,038
MacroGenics, Inc.(a)	10,364	152,558
Madrigal Pharmaceuticals, Inc.(a)	1,206	322,050
MannKind Corp.(a)(b)	10,523	47,669
MiMedx Group, Inc.(a)	27,867	214,576
Moderna, Inc.(a)	2,607	277,802
Morphic Holding, Inc.(a)	4,746	167,059
Myriad Genetics, Inc.(a)	16,571	353,294
Natera, Inc.(a)	4,189	383,126
Neurocrine Biosciences, Inc.(a)	12,677	1,748,412
NextCure, Inc.(a)(b)	6,872	15,325
Nkarta, Inc.(a)	14,148	152,940
Nurix Therapeutics, Inc.(a)	20,080	295,176
Nuvalent, Inc., Class A(a)	2,587	194,258

Security	Shares	Value

Biotechnology (continued)
Nymox Pharmaceutical Corp.(a)	5,685	$2,274
Olema Pharmaceuticals, Inc.(a)	5,945	67,297
ORIC Pharmaceuticals, Inc.(a)	3,669	50,449
Passage Bio, Inc.(a)	8,451	11,409
PharmaResearch Co. Ltd.	2,335	172,176
PMV Pharmaceuticals, Inc.(a)	13,504	22,957
Poseida Therapeutics, Inc.(a)	5,208	16,614
Precigen, Inc.(a)	4,316	6,258
Precision BioSciences, Inc.(a)	320	4,339
Prelude Therapeutics, Inc.(a)	1,281	6,072
Protagonist Therapeutics, Inc.(a)	11,273	326,128
Prothena Corp. PLC(a)	12,600	312,102
PTC Therapeutics, Inc.(a)(b)	22,901	666,190
Puma Biotechnology, Inc.(a)	7,912	41,934
Q32 Bio, Inc.(a)	364	6,203
Quince Therapeutics, Inc.(a)	608	644
Recursion Pharmaceuticals, Inc., Class A(a)(b)	23,354	232,839
Regeneron Pharmaceuticals, Inc.(a)	1,113	1,071,251
REGENXBIO, Inc.(a)	19,225	405,071
Relay Therapeutics, Inc.(a)	46,326	384,506
Replimune Group, Inc.(a)	14,011	114,470
REVOLUTION Medicines, Inc.(a)	22,278	718,020
Rhythm Pharmaceuticals, Inc.(a)	8,354	361,979
Rigel Pharmaceuticals, Inc.(a)	21,910	32,427
Rocket Pharmaceuticals, Inc.(a)	5,637	151,861
Sage Therapeutics, Inc.(a)	5,349	100,240
Sana Biotechnology, Inc.(a)	12,341	123,410
Sangamo Therapeutics, Inc.(a)	35,796	23,990
Sarepta Therapeutics, Inc.(a)	2,503	324,038
Scholar Rock Holding Corp.(a)	10,535	187,102
Seegene, Inc.	25,853	472,852
Shattuck Labs, Inc.(a)(b)	2,210	19,757
Solid Biosciences, Inc.(a)	2,323	30,942
SpringWorks Therapeutics, Inc.(a)(b)	9,362	460,798
SQZ Biotechnologies Co.(a)	1,471	70
Sutro Biopharma, Inc.(a)	11,819	66,777
Syndax Pharmaceuticals, Inc.(a)	35,485	844,543
Syros Pharmaceuticals, Inc.(a)(b)	731	3,911
TG Therapeutics, Inc.(a)(b)	30,692	466,825
Travere Therapeutics, Inc.(a)	30,487	235,055
Twist Bioscience Corp.(a)(b)	16,121	553,112
Ultragenyx Pharmaceutical, Inc.(a)	7,506	350,455
United Therapeutics Corp.(a)	8,640	1,984,781
UNITY Biotechnology, Inc.(a)	517	848
Vanda Pharmaceuticals, Inc.(a)	79,930	328,512
Vaxcyte, Inc.(a)	15,652	1,069,188
Vera Therapeutics, Inc., Class A(a)	4,480	193,178
Veracyte, Inc.(a)	34,994	775,467
Vericel Corp.(a)	11,006	572,532
Vertex Pharmaceuticals, Inc.(a)	3,152	1,317,568
Verve Therapeutics, Inc.(a)	13,868	184,167
Viking Therapeutics, Inc.(a)	17,376	1,424,832
Vincerx Pharma, Inc.(a)	1,674	8,470
Vir Biotechnology, Inc.(a)	23,876	241,864
Viridian Therapeutics, Inc.(a)(b)	5,845	102,346
Voyager Therapeutics, Inc.(a)	15,933	148,336
Xencor, Inc.(a)	36,391	805,333
Zentalis Pharmaceuticals, Inc.(a)	6,130	96,609
Zymeworks, Inc.(a)(b)	6,366	66,970

		72,396,652

Broadline Retail — 2.6%
Alibaba Group Holding Ltd.	898,260	8,122,809

4

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Broadline Retail (continued)
Amazon.com, Inc.(a)	162,051	$29,230,759
Coupang, Inc., Class A(a)	23,866	424,576
Dillard’s, Inc., Class A(b)	1,067	503,240
eBay, Inc.	16,385	864,800
Etsy, Inc.(a)	3,351	230,281
J Front Retailing Co. Ltd.	6,700	74,428
JD.com, Inc., Class A	242,736	3,329,579
Kohl’s Corp.	20,376	593,961
MercadoLibre, Inc.(a)(b)	238	359,847
Naspers Ltd., Class N	807	143,059
Next PLC	769	89,638
Nordstrom, Inc.(b)	367	7,439
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,537	122,299
PDD Holdings, Inc., ADR(a)	29,629	3,444,371
Poya International Co. Ltd.	37,380	581,344
Prosus NV	14,577	456,266
Shinsegae, Inc.	1,783	225,545
Vipshop Holdings Ltd., ADR	10,058	166,460
Wesfarmers Ltd.	2,521	112,368

		49,083,069

Building Products — 1.2%
A O Smith Corp.	14,170	1,267,648
AAON, Inc.(b)	8,634	760,655
Advanced Drainage Systems, Inc.	2,480	427,155
American Woodmark Corp.(a)	6,228	633,138
Apogee Enterprises, Inc.	7,150	423,280
Assa Abloy AB, Class B	45,944	1,318,515
AZEK Co., Inc., Class A(a)	17,022	854,845
Builders FirstSource, Inc.(a)	10,424	2,173,925
Carlisle Cos., Inc.	781	306,035
China Lesso Group Holdings Ltd.	663,000	314,415
Cie de Saint-Gobain SA	422	32,753
CSW Industrials, Inc.	543	127,388
Daikin Industries Ltd.	1,200	163,849
Fortune Brands Innovations, Inc.	9,341	790,902
Gibraltar Industries, Inc.(a)	13,486	1,086,028
Griffon Corp.	2,178	159,734
Hayward Holdings, Inc.(a)	231	3,537
Insteel Industries, Inc.(b)	3,501	133,808
Janus International Group, Inc.(a)	50,854	769,421
JELD-WEN Holding, Inc.(a)	45,558	967,196
Kingspan Group PLC(a)	276	25,137
Lennox International, Inc.	219	107,038
Masco Corp.	12,228	964,545
Masonite International Corp.(a)	3,986	523,960
Masterbrand, Inc.(a)	35,863	672,073
Nibe Industrier AB, Class B	13,275	65,278
Owens Corning	10,841	1,808,279
Quanex Building Products Corp.	8,061	309,784
Resideo Technologies, Inc.(a)	18,995	425,868
Simpson Manufacturing Co., Inc.(b)	2,222	455,910
Tecnoglass, Inc.(b)	1,021	53,123
Trane Technologies PLC	3,384	1,015,877
Trex Co., Inc.(a)	7,397	737,851
UFP Industries, Inc.	17,560	2,160,056

		22,039,006

Capital Markets — 1.7%
3i Group PLC	5,473	194,058
Amundi SA(c)	758	52,065
Ares Management Corp., Class A	856	113,831
Artisan Partners Asset Management, Inc., Class A	12,874	589,243

Security	Shares	Value

Capital Markets (continued)
AssetMark Financial Holdings, Inc.(a)	10,416	$368,831
B3 SA - Brasil Bolsa Balcao	235,067	561,960
Banco BTG Pactual SA	22,998	167,049
Blackstone, Inc., Class A	4,821	633,335
Brightsphere Investment Group, Inc.	26,398	602,930
Brookfield Corp., Class A	2,129	89,086
Carlyle Group, Inc.(b)	700	32,837
Charles Schwab Corp.	9,271	670,664
CME Group, Inc., Class A	1,618	348,339
Cohen & Steers, Inc.(b)	2,442	187,765
Coinbase Global, Inc., Class A(a)	1,058	280,497
Deutsche Boerse AG, Class N	1,300	266,227
Donnelley Financial Solutions, Inc.(a)	11,366	704,806
Euronext NV(c)	469	44,635
Evercore, Inc., Class A	6,699	1,290,160
Federated Hermes, Inc., Class B	20,706	747,901
Franklin Resources, Inc.(b)	3,400	95,574
GCM Grosvenor, Inc., Class A(b)	5,609	54,183
Hamilton Lane, Inc., Class A(b)	8,904	1,004,015
Hargreaves Lansdown PLC	2,544	23,611
Hong Kong Exchanges & Clearing Ltd.	3,600	104,898
Houlihan Lokey, Inc., Class A(b)	7,118	912,456
Huatai Securities Co. Ltd., Class A	1,146,600	2,184,434
Invesco Ltd.	241,591	4,007,995
KKR & Co., Inc., Class A	2,545	255,976
Lazard, Inc.(b)	4,367	182,846
London Stock Exchange Group PLC	1,737	207,839
Macquarie Group Ltd.	1,344	174,824
Moelis & Co., Class A(b)	2,963	168,210
Moody’s Corp.(b)	10,582	4,159,043
Morningstar, Inc.	1,480	456,388
MSCI, Inc., Class A	4,402	2,467,101
Nasdaq, Inc.	57,949	3,656,582
Nippon Life India Asset Management Ltd.(c)	23,968	135,463
Oppenheimer Holdings, Inc., Class A	1,595	63,672
Partners Group Holding AG	200	285,697
Patria Investments Ltd., Class A	36,243	537,846
Piper Sandler Cos.	405	80,388
PJT Partners, Inc., Class A(b)	4,836	455,841
S&P Global, Inc.	2,180	927,481
Schroders PLC	9,566	45,447
SEI Investments Co.	1,755	126,185
Silvercrest Asset Management Group, Inc., Class A	2,052	32,442
St. James’s Place PLC	3,747	21,982
T Rowe Price Group, Inc.(b)	1,867	227,625
Victory Capital Holdings, Inc., Class A(b)	18,289	776,002
Virtu Financial, Inc., Class A	13,110	269,017
XP, Inc., Class A	1,173	30,099

		32,077,381

Chemicals — 1.1%
Aarti Industries Ltd.	30,439	243,270
AdvanSix, Inc.	12,626	361,104
Air Liquide SA	1,442	300,006
Alto Ingredients, Inc.(a)(b)	8,550	18,639
Arcadium Lithium PLC(a)	18,152	78,235
Arkema SA	605	63,694
Avient Corp.	12,583	546,102
Cabot Corp.	13,637	1,257,331
Castrol India Ltd.	194,935	435,895
Chambal Fertilisers and Chemicals Ltd	324,236	1,333,168
Croda International PLC	1,292	79,943
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	2,810	3,260

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Hawkins, Inc.	3,640	$279,552
HB Fuller Co.(b)	2,792	222,634
Huntsman Corp.	12,075	314,312
Hyosung TNC Corp.	566	129,754
Ingevity Corp.(a)	9,760	465,552
Innospec, Inc.	3,170	408,740
Johnson Matthey PLC	871	19,683
KCC Corp.	1,747	343,522
Kolon Industries, Inc.	10,046	283,706
Koppers Holdings, Inc.(b)	7,483	412,837
LG Chem Ltd.	4,857	1,589,721
Linde PLC	2,399	1,113,904
LSB Industries, Inc.(a)(b)	5,563	48,843
LyondellBasell Industries NV, Class A	8,597	879,301
Minerals Technologies, Inc.	10,967	825,596
Mosaic Co.	28,513	925,532
NewMarket Corp.	20	12,692
Orion SA	7,352	172,919
PCBL Ltd./India	115,808	372,819
PhosAgro PJSC(a)(d)	3,293	1
PPG Industries, Inc.	11,615	1,683,014
Quaker Chemical Corp.(b)	6,938	1,424,025
Rayonier Advanced Materials, Inc.(a)	9,228	44,110
RPM International, Inc.	1,479	175,927
Saudi Basic Industries Corp.	143,622	2,991,217
Shin-Etsu Chemical Co. Ltd.	6,200	271,944
Stepan Co.	1,653	148,836
Syensqo SA(a)	996	94,377

		20,375,717

Commercial Services & Supplies — 0.8%
ABM Industries, Inc.	19,155	854,696
Brambles Ltd.	51,377	540,697
BrightView Holdings, Inc.(a)	15,794	187,949
Brink’s Co.	3,294	304,300
CECO Environmental Corp.(a)	5,046	116,159
Cimpress PLC(a)	2,511	222,249
Cintas Corp.	5,095	3,500,418
Clean Harbors, Inc.(a)	1,130	227,480
Copart, Inc.(a)	6,915	400,517
CoreCivic, Inc.(a)	41,808	652,623
Deluxe Corp.(b)	3,151	64,879
Driven Brands Holdings, Inc.(a)	184	2,905
GEO Group, Inc.(a)(b)	16,456	232,359
GFL Environmental, Inc.	9,123	314,595
Healthcare Services Group, Inc.(a)	48,625	606,840
Interface, Inc., Class A	4,192	70,509
Li-Cycle Holdings Corp.(a)	109,378	112,659
Liquidity Services, Inc.(a)	8,568	159,365
Matthews International Corp., Class A	6,037	187,630
MillerKnoll, Inc.	8,035	198,947
MSA Safety, Inc.	124	24,005
RB Global, Inc.	1,248	95,060
Republic Services, Inc.	5,357	1,025,544
Rollins, Inc.	1,725	79,816
Securitas AB, B Shares	6,371	65,679
Steelcase, Inc., Class A	35,459	463,804
Stericycle, Inc.(a)	311	16,405
UniFirst Corp.	1,022	177,245
Veralto Corp.	1,748	154,978

Security	Shares	Value

Commercial Services & Supplies (continued)
Viad Corp.(a)	2,387	$94,263
Waste Connections, Inc.	5,324	915,781
Waste Management, Inc.	15,490	3,301,693

		15,372,049

Communications Equipment — 0.3%
Arcadyan Technology Corp.	113,000	676,164
Arista Networks, Inc.(a)(b)	2,539	736,259
Calix, Inc.(a)	17,698	586,866
Ciena Corp.(a)	5,483	271,134
Extreme Networks, Inc.(a)	5,510	63,585
F5, Inc.(a)	1,721	326,284
Gemtek Technology Corp.	322,000	344,121
Infinera Corp.(a)	19,730	118,972
Juniper Networks, Inc.	4,899	181,557
Motorola Solutions, Inc.	3,776	1,340,404
NETGEAR, Inc.(a)	43,976	693,502
Sercomm Corp.	111,000	499,715
Ubiquiti, Inc.(b)	15	1,738
Viasat, Inc.(a)(b)	9,867	178,494
Viavi Solutions, Inc.(a)	33,357	303,215
ZTE Corp., Class H	71,600	142,929

		6,464,939

Construction & Engineering — 1.4%
AECOM	24,058	2,359,609
API Group Corp.(a)(b)	8,616	338,350
Arcosa, Inc.	4,068	349,279
Argan, Inc.	13,457	680,117
Bouygues SA	1,014	41,396
China Railway Group Ltd., Class H	467,000	231,158
China State Construction Engineering Corp. Ltd., Class A	77,700	55,873
Comfort Systems USA, Inc.	6,348	2,016,823
Construction Partners, Inc., Class A(a)	13,406	752,747
DL E&C Co. Ltd.	7,557	206,572
Dycom Industries, Inc.(a)	4,738	680,045
Eiffage SA	2,211	250,931
EMCOR Group, Inc.	5,922	2,073,884
Ferrovial SE	793	31,396
Fluor Corp.(a)	44,754	1,892,199
Granite Construction, Inc.(b)	4,435	253,372
HDC Hyundai Development Co-Engineering & Construction	28,767	383,454
IES Holdings, Inc.(a)	565	68,727
JGC Holdings Corp.	4,700	46,083
Larsen & Toubro Ltd.	31,564	1,427,616
MasTec, Inc.(a)	9,635	898,464
Matrix Service Co.(a)	7,433	96,852
MDU Resources Group, Inc	679	17,111
MYR Group, Inc.(a)	6,611	1,168,494
NCC Ltd./India	247,074	690,615
Obayashi Corp.	7,400	87,989
Praj Industries Ltd.	35,749	229,239
Primoris Services Corp.	33,061	1,407,407
Quanta Services, Inc.	13,225	3,435,855
Samsung Engineering Co. Ltd.(a)	6,534	122,390
Stantec, Inc.	1,259	104,527
Sterling Infrastructure, Inc.(a)	8,549	943,040
Tutor Perini Corp.(a)	19,970	288,766
Valmont Industries, Inc.	3,895	889,151

6

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Vinci SA	6,125	$786,013
Voltas Ltd.	22,454	297,813
WillScot Mobile Mini Holdings Corp.(a)	15,548	722,982
Worley Ltd.	11,002	120,089

		26,446,428

Construction Materials — 0.5%
ACC Ltd.	13,280	397,481
CRH PLC	16,206	1,398,739
GCC SAB de CV	66,849	795,459
Heidelberg Materials AG	8,405	925,234
Holcim AG(b)	18,713	1,695,337
James Hardie Industries PLC(a)	22,371	899,167
JK Cement Ltd.	15,014	735,077
Shree Cement Ltd.	3,041	938,662
Summit Materials, Inc., Class A(a)	24,424	1,088,578
Vulcan Materials Co.	4,481	1,222,954

		10,096,688

Consumer Finance — 0.4%
American Express Co.	2,009	457,429
Bajaj Finance Ltd.	23,275	2,032,345
Capital One Financial Corp.	839	124,919
Encore Capital Group, Inc.(a)	7,845	357,810
Enova International, Inc.(a)	18,111	1,137,914
EZCORP, Inc., Class A(a)	49,312	558,705
FirstCash Holdings, Inc.	8,561	1,091,870
Isracard Ltd.	1	4
LendingTree, Inc.(a)	7,240	306,542
Manappuram Finance Ltd.	189,515	394,626
Nelnet, Inc., Class A(b)	1,771	167,625
OneMain Holdings, Inc.	2,808	143,461
Oportun Financial Corp.(a)	5,994	14,565
PRA Group, Inc.(a)(b)	7,299	190,358
PROG Holdings, Inc.	16,574	570,808
Regional Management Corp.	9,970	241,374
Upstart Holdings, Inc.(a)(b)	4,319	116,138
World Acceptance Corp.(a)	755	109,460

		8,015,953

Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	1,232	26,414
Alimentation Couche-Tard, Inc.	1,529	87,267
Andersons, Inc.(b)	7,708	442,208
BGF retail Co. Ltd.	6,624	575,391
Carrefour SA	3,681	63,145
Casey’s General Stores, Inc.	1,029	327,685
Costco Wholesale Corp.(b)	6,966	5,103,501
CP ALL PCL, NVDR	595,300	890,554
Grocery Outlet Holding Corp.(a)	3,424	98,543
GS Retail Co. Ltd.	21,755	330,413
J Sainsbury PLC	55,156	188,327
Jeronimo Martins SGPS SA	3,619	71,802
Marks & Spencer Group PLC	28,784	96,394
Migros Ticaret A/S, Class A	82,627	1,043,364
Ocado Group PLC(a)	2,725	15,627
Performance Food Group Co.(a)	5,479	408,953
President Chain Store Corp.	73,000	605,337
PriceSmart, Inc.	8,212	689,808
Redcare Pharmacy NV(a)(c)	973	159,272
SpartanNash Co.	9,653	195,087
Sprouts Farmers Market, Inc.(a)	4,722	304,475
Target Corp.	2,054	363,989

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Tesco PLC	21,112	$79,074
U.S. Foods Holding Corp.(a)	5,659	305,416
Wal-Mart de Mexico SAB de CV	700,259	2,819,162
Walmart, Inc.	132,878	7,995,269
Woolworths Group Ltd.	13,372	289,050

		23,575,527

Containers & Packaging — 0.1%
Ardagh Group SA, Class A(a)	56	375
Ardagh Metal Packaging SA	376	1,290
International Paper Co.	6,485	253,045
Packaging Corp. of America	2,087	396,071
Silgan Holdings, Inc.(b)	282	13,694
Smurfit Kappa Group PLC	1,123	51,204
TriMas Corp.	6,046	161,610
Westrock Co.	3,125	154,531

		1,031,820

Distributors — 0.0%
Pool Corp.(b)	690	278,415

Diversified Consumer Services — 0.4%
2U, Inc.(a)	9,792	3,816
ADT, Inc.	444	2,984
Adtalem Global Education, Inc.(a)	2,397	123,206
American Public Education, Inc.(a)	3,863	54,855
Chegg, Inc.(a)	21,108	159,788
Cogna Educacao SA(a)	2,519,642	1,185,619
Coursera, Inc.(a)	29,117	408,220
Duolingo, Inc., Class A(a)	5,542	1,222,454
Frontdoor, Inc.(a)	38,465	1,253,190
Grand Canyon Education, Inc.(a)	102	13,893
Laureate Education, Inc., Class A	85,959	1,252,423
Mister Car Wash, Inc.(a)(b)	252	1,953
New Oriental Education & Technology Group, Inc.(a)	68,300	596,932
OneSpaWorld Holdings Ltd.(a)	16,352	216,337
Perdoceo Education Corp.	14,741	258,852
Strategic Education, Inc.	4,587	477,598
Stride, Inc.(a)	4,033	254,281
Universal Technical Institute, Inc.(a)	11,291	179,978

		7,666,379

Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	5,434	89,498
American Assets Trust, Inc.	57,019	1,249,286
Armada Hoffler Properties, Inc.	8,882	92,373
British Land Co. PLC	6,441	32,134
Broadstone Net Lease, Inc.	6,858	107,465
Empire State Realty Trust, Inc., Class A(b)	8,269	83,765
Essential Properties Realty Trust, Inc.	9,379	250,044
Land Securities Group PLC	3,870	32,144
One Liberty Properties, Inc.	2,597	58,666

		1,995,375

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	5,658	99,581
ATN International, Inc.(b)	3,412	107,495
Bandwidth, Inc., Class A(a)	10,092	184,280
Chunghwa Telecom Co. Ltd.	383,000	1,504,475
Cogent Communications Holdings, Inc.(b)	8,629	563,733
Consolidated Communications Holdings, Inc.(a)	10,863	46,928
EchoStar Corp., Class A(a)(b)	20,810	296,543
Globalstar, Inc.(a)	26,935	39,594
Hellenic Telecommunications Organization SA, Class R	57,986	855,170

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
IDT Corp., Class B	2,327	$87,984
Indus Towers Ltd.(a)	122,312	427,820
Liberty Latin America Ltd., Class A(a)	9,550	66,564
Lumen Technologies, Inc.(a)(b)	266,517	415,767
Ooma, Inc.(a)	12,197	104,040
Ooredoo QPSC	116,328	338,107
Saudi Telecom Co.	154,446	1,630,439
Telefonica Brasil SA	139,543	1,407,839
Telefonica Brasil SA, ADR	85,991	865,929

		9,042,288

Electric Utilities — 0.4%
Acciona SA	175	21,298
ALLETE, Inc.	16,464	981,913
CEZ A/S	9,828	350,729
CK Infrastructure Holdings Ltd.	3,500	20,499
CLP Holdings Ltd.	8,500	67,798
Edison International(b)	3,061	216,504
Enel SpA	27,892	184,129
Hawaiian Electric Industries, Inc.(b)	356	4,012
Iberdrola SA	21,409	265,907
Inter RAO UES PJSC(a)(d)	5,347,154	578
Kansai Electric Power Co., Inc.	5,800	82,759
Korea Electric Power Corp.(a)	9,932	163,319
OGE Energy Corp.(b)	75,381	2,585,568
Origin Energy Ltd.	6,587	39,514
PNM Resources, Inc.	24,451	920,336
Portland General Electric Co.(b)	11,735	492,870
Power Assets Holdings Ltd.	7,000	41,010
Power Grid Corp. of India Ltd.	223,642	742,360
Public Power Corp. SA, Class R(a)	15,352	192,561
Saudi Electricity Co.	140,846	742,800
SSE PLC	6,051	126,151
Terna - Rete Elettrica Nazionale	4,347	35,931

		8,278,546

Electrical Equipment — 0.8%
ABB India Ltd.	10,248	783,023
ABB Ltd., Class N, Registered Shares	34,304	1,591,373
Acuity Brands, Inc.	319	85,725
Allient, Inc.	2,479	88,451
Amara Raja Energy & Mobility Ltd.	16,334	149,228
AMETEK, Inc.	20,733	3,792,066
Atkore, Inc.(b)	10,143	1,930,821
Eaton Corp. PLC	1,809	565,638
Encore Wire Corp.	4,579	1,203,270
EnerSys	14,955	1,412,649
KEI Industries Ltd.	10,259	427,493
Legrand SA	696	73,704
NEXTracker, Inc., Class A(a)	15,216	856,204
Rockwell Automation, Inc.	987	287,543
Schneider Electric SE	1,518	343,184
Shoals Technologies Group, Inc., Class A(a)(b)	21,512	240,504
Signify NV(c)	3,206	98,695
Thermon Group Holdings, Inc.(a)	4,151	135,821
Triveni Turbine Ltd., Class B	82,847	535,224
Vicor Corp.(a)(b)	6,346	242,671
WEG SA	63,540	483,955

		15,327,242

Electronic Equipment, Instruments & Components — 1.8%
Arlo Technologies, Inc.(a)	17,832	225,575
Arrow Electronics, Inc.(a)	2,097	271,478

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	30,341	$1,504,307
Badger Meter, Inc.	7,214	1,167,297
Benchmark Electronics, Inc.	18,668	560,227
BOE Technology Group Co. Ltd., Class A	3,948,900	2,192,334
Cognex Corp.	1,412	59,897
Crane NXT Co.(b)	160	9,904
ePlus, Inc.(a)	8,078	634,446
Fabrinet(a)	7,285	1,377,011
FARO Technologies, Inc.(a)	18,114	389,632
Flex Ltd.(a)	49,609	1,419,314
Genius Electronic Optical Co. Ltd.	12,000	190,854
Halma PLC	1,605	47,926
Hexagon AB, Class B	9,662	114,214
Hon Hai Precision Industry Co. Ltd	1,101,000	5,160,373
Insight Enterprises, Inc.(a)	8,647	1,604,191
Itron, Inc.(a)	14,253	1,318,688
Keyence Corp.	300	139,278
Keysight Technologies, Inc.(a)	913	142,775
Kimball Electronics, Inc.(a)	18,153	393,013
LG Display Co. Ltd.(a)	15,259	119,956
Littelfuse, Inc.	99	23,993
Lotes Co. Ltd.	10,000	432,667
Methode Electronics, Inc.	7,082	86,259
Murata Manufacturing Co. Ltd.	10,600	198,245
Novanta, Inc.(a)	342	59,771
OSI Systems, Inc.(a)	4,740	676,967
PC Connection, Inc.	10,856	715,736
Plexus Corp.(a)	8,226	779,989
Primax Electronics Ltd.	284,000	761,649
Samsung SDI Co. Ltd.	3,015	1,069,281
Sanmina Corp.(a)	25,941	1,613,011
ScanSource, Inc.(a)	10,176	448,151
Spectris PLC	5,944	247,328
TD SYNNEX Corp.	9,673	1,094,016
TE Connectivity Ltd.	36,786	5,342,799
TTM Technologies, Inc.(a)	69,485	1,087,440
Vishay Precision Group, Inc.(a)	2,254	79,634

		33,759,626

Energy Equipment & Services — 0.9%
Archrock, Inc.	41,319	812,745
Baker Hughes Co., Class A	68,508	2,295,018
Borr Drilling Ltd.	27,863	190,861
Bristow Group, Inc.(a)	2,478	67,402
Cactus, Inc., Class A(b)	6,811	341,163
ChampionX Corp.(b)	10,417	373,866
Diamond Offshore Drilling, Inc.(a)	11,931	162,739
Dril-Quip, Inc.(a)	9,719	218,969
Halliburton Co.	17,425	686,893
Helix Energy Solutions Group, Inc.(a)	81,366	882,007
Helmerich & Payne, Inc.(b)	23,715	997,453
Kodiak Gas Services, Inc.(b)	5,746	157,096
Liberty Energy, Inc., Class A(b)	40,884	847,116
Nabors Industries Ltd.(a)	1,090	93,882
Natural Gas Services Group, Inc.(a)	2,772	53,860
Newpark Resources, Inc.(a)	30,589	220,853
Noble Corp. PLC	6,410	310,821
NOV, Inc.	47,775	932,568
Oceaneering International, Inc.(a)(b)	13,838	323,809
Oil States International, Inc.(a)	82,154	506,069
Patterson-UTI Energy, Inc.	63,027	752,542
ProPetro Holding Corp.(a)	67,622	546,386

8

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
RPC, Inc.(b)	51,071	$395,289
Schlumberger NV	70,391	3,858,131
Select Water Solutions, Inc., Class A	31,382	289,656
Smart Sand, Inc.(a)(b)	600	1,146
Transocean Ltd.(a)	18,767	117,857
U.S. Silica Holdings, Inc.(a)	32,420	402,332
Valaris Ltd.(a)	1,757	132,232

		16,970,761

Entertainment — 0.7%
Bilibili, Inc., Class Z(a)(b)	15,880	180,136
Cinemark Holdings, Inc.(a)(b)	12,035	216,269
CJ ENM Co. Ltd.(a)	3,841	223,658
Electronic Arts, Inc.(b)	7,182	952,836
Eros Media World PLC, Class A(a)	1,711	1
Gaia, Inc., Class A(a)	4,042	12,449
IMAX Corp.(a)	12,618	204,033
Liberty Media Corp.-Liberty Formula One, Class C(a)	9,076	595,386
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	4,171
Liberty Media Corp.-Liberty Live, Class A(a)	3	127
Liberty Media Corp.-Liberty Live, Class C(a)	202	8,852
Lions Gate Entertainment Corp., Class A(a)	10,227	101,759
Lions Gate Entertainment Corp., Class B(a)	26,937	250,783
Madison Square Garden Entertainment Corp.(a)	4,469	175,229
Manchester United PLC, Class A(a)(b)	5,883	82,127
Marcus Corp.(b)	23,403	333,727
NetEase, Inc.	129,655	2,686,662
Netflix, Inc.(a)	7,580	4,603,561
Nintendo Co., Ltd.	11,000	600,211
Playtika Holding Corp.(b)	80	564
ROBLOX Corp., Class A(a)	6,272	239,465
Roku, Inc., Class A(a)	7,410	482,910
Spotify Technology SA(a)	2,841	749,740
Walt Disney Co.	5,729	701,000
Warner Bros Discovery, Inc., Class A(a)	11,626	101,495

		13,507,151

Financial Services — 2.8%
Adyen NV(a)(c)	169	285,464
Banco Latinoamericano de Comercio Exterior SA, Class E	4,314	127,781
Berkshire Hathaway, Inc., Class B(a)	26,757	11,251,854
Block, Inc., Class A(a)	6,040	510,863
Enact Holdings, Inc.	11,145	347,501
Essent Group Ltd.(b)	11,294	672,106
Eurazeo SE	163	14,283
Euronet Worldwide, Inc.(a)	9,808	1,078,193
EVERTEC, Inc.	16,021	639,238
EXOR NV	617	68,664
Federal Agricultural Mortgage Corp., Class C	758	149,235
FirstRand Ltd.	516,379	1,682,515
Fiserv, Inc.(a)	4,884	780,561
Flywire Corp.(a)	5,191	128,789
Global Payments, Inc.	1,822	243,528
I3 Verticals, Inc., Class A(a)	11,377	260,420
International Money Express, Inc.(a)	15,896	362,906
Investor AB, Class B	43,367	1,088,265
Jack Henry & Associates, Inc.	2,509	435,889
L&T Finance Holdings Ltd.	734,836	1,398,230
LIC Housing Finance Ltd.	34,359	252,626
M&G PLC	13,903	38,697
Marqeta, Inc., Class A(a)	21,966	130,917
Mastercard, Inc., Class A	28,975	13,953,491

Security	Shares	Value

Financial Services (continued)
NCR Atleos Corp.(a)	26,766	$528,628
Nexi SpA(a)(c)	4,364	27,650
NMI Holdings, Inc., Class A(a)	17,459	564,624
Pagseguro Digital Ltd., Class A(a)	89,847	1,283,015
PayPal Holdings, Inc.(a)	3,687	246,992
Radian Group, Inc.	4,224	141,377
Remitly Global, Inc.(a)	10,685	221,607
Repay Holdings Corp., Class A(a)	10,610	116,710
Sofina SA	1,313	294,439
StoneCo Ltd., Class A(a)	94,094	1,562,901
UWM Holdings Corp., Class A	294	2,134
Visa, Inc., Class A(b)	37,677	10,514,897
Walker & Dunlop, Inc.	6,498	656,688
Western Union Co.	1,034	14,455
WEX, Inc.(a)	291	69,121
Worldline SA/France(a)(c)	881	10,899
Yuanta Financial Holding Co. Ltd.	190,845	179,565

		52,337,718

Food Products — 0.7%
Archer-Daniels-Midland Co.	9,988	627,346
AVI Ltd.	92,846	447,808
BRF SA(a)	52,330	170,281
BRF SA, ADR(a)	68,832	224,392
Bunge Global SA	5,760	590,515
Chocoladefabriken Lindt & Spruengli AG	3	35,906
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	120,639
CJ CheilJedang Corp.	862	186,998
Danone SA	1,182	76,410
Flowers Foods, Inc.(b)	28,211	670,011
Fresh Del Monte Produce, Inc.	23,584	611,061
Hain Celestial Group, Inc.(a)	11,627	91,388
Hershey Co.	8,329	1,619,991
John B Sanfilippo & Son, Inc.	821	86,960
Kerry Group PLC, Class A	317	27,162
Lancaster Colony Corp.(b)	6,477	1,344,820
M Dias Branco SA	16,560	126,064
Marfrig Global Foods SA(a)	274,299	563,868
Nestle SA, Class N, Registered Shares	29,557	3,140,430
Pilgrim’s Pride Corp.(a)	6,215	213,299
Post Holdings, Inc.(a)	9,138	971,187
Seaboard Corp.	1	3,224
Simply Good Foods Co.(a)	23,647	804,707
SunOpta, Inc.(a)	24,219	166,385
Tingyi Cayman Islands Holding Corp.	144,000	158,027
Tyson Foods, Inc., Class A	1,085	63,722
Vital Farms, Inc.(a)	30,386	706,475

		13,849,076

Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A(b)	27,088	976,251
China Gas Holdings Ltd.	580,400	523,607
ENN Energy Holdings Ltd.	37,400	291,008
GAIL India Ltd.	183,254	398,881
Kunlun Energy Co. Ltd.	346,000	289,046
Mahanagar Gas Ltd	28,217	462,686
National Fuel Gas Co.(b)	3,419	183,669
New Jersey Resources Corp.	47,172	2,024,150
ONE Gas, Inc.(b)	16,553	1,068,165

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Spire, Inc.	4,191	$257,202
UGI Corp.(b)	52,555	1,289,700

		7,764,365

Ground Transportation — 0.2%
ArcBest Corp.	2,950	420,375
Covenant Logistics Group, Inc., Class A	4,783	221,740
FTAI Infrastructure, Inc.	19,705	123,747
Movida Participacoes SA	92,419	156,630
Old Dominion Freight Line, Inc.	11,200	2,456,272
RXO, Inc.(a)(b)	6,326	138,350
Saia, Inc.(a)(b)	378	221,130
Schneider National, Inc., Class B(b)	11,568	261,899

		4,000,143

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	2,468	280,513
Accuray, Inc.(a)(b)	46,657	115,243
Alcon, Inc.	3,292	272,286
Align Technology, Inc.(a)	165	54,107
Alphatec Holdings, Inc.(a)	8,264	113,961
AngioDynamics, Inc.(a)	45,341	266,152
Artivion, Inc.(a)	13,720	290,315
AtriCure, Inc.(a)	11,547	351,260
Atrion Corp.	202	93,637
Avanos Medical, Inc.(a)	4,897	97,499
Axogen, Inc.(a)	3,418	27,583
Axonics, Inc.(a)(b)	9,364	645,835
Becton Dickinson & Co.	2,475	612,439
Cerus Corp.(a)	20,565	38,868
Cochlear Ltd.	480	105,567
CONMED Corp.	6,161	493,373
DENTSPLY SIRONA, Inc.	2,262	75,076
Dexcom, Inc.(a)(b)	10,002	1,387,277
Enovis Corp.(a)(b)	1,750	109,288
Envista Holdings Corp.(a)	23,265	497,406
Glaukos Corp.(a)(b)	3,256	307,008
Haemonetics Corp.(a)	8,055	687,494
Hologic, Inc.(a)	5,873	457,859
Hoya Corp.	900	112,564
ICU Medical, Inc.(a)	2,157	231,489
IDEXX Laboratories, Inc.(a)	442	238,649
Inari Medical, Inc.(a)(b)	9,329	447,605
Inmode Ltd.(a)	10,830	234,036
Inspire Medical Systems, Inc.(a)(b)	1,738	373,305
Insulet Corp.(a)	1,172	200,881
Integra LifeSciences Holdings Corp.(a)	242	8,579
Intuitive Surgical, Inc.(a)	5,410	2,159,077
iRadimed Corp.	4,937	217,179
iRhythm Technologies, Inc.(a)	4,019	466,204
Lantheus Holdings, Inc.(a)(b)	13,227	823,249
LeMaitre Vascular, Inc.	8,575	569,037
LivaNova PLC(a)	10,762	602,026
Medtronic PLC	37,982	3,310,131
Merit Medical Systems, Inc.(a)	9,247	700,460
Nemaura Medical, Inc.(a)	2,006	179
Neogen Corp.(a)(b)	11,700	184,626
Nevro Corp.(a)	17,010	245,624
Novocure Ltd.(a)	13,434	209,973
Omnicell, Inc.(a)	14,755	431,289
Orthofix Medical, Inc.(a)	6,504	94,438
OrthoPediatrics Corp.(a)	4,239	123,609
Pulmonx Corp.(a)	4,894	45,367

Security	Shares	Value

Health Care Equipment & Supplies (continued)
RxSight, Inc.(a)	7,132	$367,869
SI-BONE, Inc.(a)	19,712	322,685
Silk Road Medical, Inc.(a)	3,695	67,692
Smith & Nephew PLC	2,971	37,194
STAAR Surgical Co.(a)	9,556	365,804
Stryker Corp.	10,470	3,746,899
Tactile Systems Technology, Inc.(a)	7,172	116,545
Tandem Diabetes Care, Inc.(a)	212	7,507
TransMedics Group, Inc.(a)(b)	5,095	376,724
Treace Medical Concepts, Inc.(a)	6,950	90,698
Varex Imaging Corp.(a)(b)	16,453	297,799

		25,207,038

Health Care Providers & Services — 1.6%
Accolade, Inc.(a)	14,526	152,232
AdaptHealth Corp.(a)	23,265	267,780
Addus HomeCare Corp.(a)	6,723	694,755
Alignment Healthcare, Inc.(a)	35,061	173,903
Amedisys, Inc.(a)	105	9,677
AMN Healthcare Services, Inc.(a)	5,635	352,244
Aveanna Healthcare Holdings, Inc.(a)	16,957	42,223
Bangkok Dusit Medical Services PCL, NVDR	3,088,800	2,394,319
Brookdale Senior Living, Inc.(a)	26,080	172,389
Cardinal Health, Inc.	14,987	1,677,045
Castle Biosciences, Inc.(a)	13,567	300,509
Cencora, Inc.	535	130,000
Centene Corp.(a)	3,248	254,903
Centogene NV(a)	910	673
Chemed Corp.	223	143,150
Cigna Group	1,717	623,597
Clover Health Investments Corp.(a)(b)	26,915	21,371
CorVel Corp.(a)	2,237	588,242
Cross Country Healthcare, Inc.(a)	17,714	331,606
DaVita, Inc.(a)	1,291	178,223
Dr Sulaiman Al Habib Medical Services Group Co.	2,714	226,824
Dr. Lal PathLabs Ltd.(c)	16,847	458,046
Elevance Health, Inc.	7,984	4,140,023
Encompass Health Corp.	619	51,117
Ensign Group, Inc.(b)	9,598	1,194,183
Fulgent Genetics, Inc.(a)	9,130	198,121
Guardant Health, Inc.(a)	31,525	650,361
HCA Healthcare, Inc.	5,089	1,697,334
HealthEquity, Inc.(a)	12,953	1,057,353
Hims & Hers Health, Inc., Class A(a)	31,784	491,698
IHH Healthcare Bhd	381,800	486,426
Joint Corp.(a)	1,293	16,887
Laboratory Corp. of America Holdings	4,306	940,689
LifeStance Health Group, Inc.(a)(b)	2,910	17,955
McKesson Corp.	1,360	730,116
National HealthCare Corp.(b)	2,000	189,020
National Research Corp., Class A	1,361	53,909
NeoGenomics, Inc.(a)(b)	17,646	277,395
Option Care Health, Inc.(a)	19,700	660,738
Owens & Minor, Inc.(a)	11,940	330,857
Pediatrix Medical Group, Inc.(a)	16,569	166,187
Pennant Group, Inc.(a)	2,809	55,141
PetIQ, Inc., Class A(a)	15,102	276,065
Premier, Inc., Class A(b)	386	8,531
Privia Health Group, Inc.(a)	29,472	577,356
Progyny, Inc.(a)	26,976	1,029,134
Qualicorp Consultoria e Corretora de Seguros SA	221,159	89,956
Quest Diagnostics, Inc.	4,356	579,827
RadNet, Inc.(a)	11,699	569,273

10

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Select Medical Holdings Corp.	22,421	$675,993
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	195,300	282,198
Surgery Partners, Inc.(a)(b)	21,846	651,666
Tenet Healthcare Corp.(a)	1,288	135,382
UnitedHealth Group, Inc.	3,527	1,744,807

		29,219,409

Health Care REITs — 0.0%
Diversified Healthcare Trust(b)	27,602	67,901
Healthcare Realty Trust, Inc.(b)	3,080	43,582
Sabra Health Care REIT, Inc.	7,939	117,259

		228,742

Health Care Technology — 0.2%
American Well Corp., Class A(a)	33,972	27,541
Certara, Inc.(a)	381	6,812
Evolent Health, Inc., Class A(a)(b)	12,281	402,694
Health Catalyst, Inc.(a)	31,085	234,070
HealthStream, Inc.	9,338	248,951
Multiplan Corp., Class A(a)	29,126	23,627
Phreesia, Inc.(a)(b)	15,615	373,667
Schrodinger, Inc./United States(a)(b)	4,855	131,085
Teladoc Health, Inc.(a)	87,451	1,320,510
TruBridge, Inc.(a)	1,588	14,641
Veeva Systems, Inc., Class A(a)(b)	3,382	783,576

		3,567,174

Hotel & Resort REITs — 0.3%
Braemar Hotels & Resorts, Inc.	38,907	77,814
Chatham Lodging Trust	10,699	108,167
Park Hotels & Resorts, Inc.	36,594	640,029
Pebblebrook Hotel Trust(b)	27,269	420,215
RLJ Lodging Trust	125,475	1,483,115
Ryman Hospitality Properties, Inc.	8,648	999,795
Service Properties Trust	21,176	143,573
Summit Hotel Properties, Inc.	83,499	543,579
Sunstone Hotel Investors, Inc.	16,889	188,143
Xenia Hotels & Resorts, Inc.(b)	5,662	84,987

		4,689,417

Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc., Class A(a)	15,498	182,721
Accor SA	1,032	48,180
Alsea SAB de CV(a)	80,391	396,391
Aristocrat Leisure Ltd.	14,658	410,437
Bally’s Corp.(a)(b)	17,924	249,861
BJ’s Restaurants, Inc.(a)(b)	6,449	233,325
Bloomin’ Brands, Inc.(b)	5,314	152,405
Booking Holdings, Inc.	460	1,668,825
Boyd Gaming Corp.(b)	47,570	3,202,412
Brinker International, Inc.(a)(b)	6,582	326,994
Carnival Corp.(a)	24,437	399,301
Carrols Restaurant Group, Inc.	9,485	90,202
Century Casinos, Inc.(a)	2,317	7,322
Chuy’s Holdings, Inc.(a)	16,130	544,065
Compass Group PLC	4,090	119,970
Domino’s Pizza, Inc.	4,351	2,161,925
DoorDash, Inc., Class A(a)	558	76,848
El Pollo Loco Holdings, Inc.(a)	9,164	89,257
Entain PLC	4,110	41,244
Everi Holdings, Inc.(a)	56,568	568,508
Expedia Group, Inc.(a)	1,175	161,856
Flutter Entertainment PLC(a)	920	183,387

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Galaxy Entertainment Group Ltd.	13,000	$65,352
Golden Entertainment, Inc.	4,062	149,603
Haidilao International Holding Ltd.(c)	62,000	140,297
Hilton Grand Vacations, Inc.(a)	9,455	446,371
InterContinental Hotels Group PLC	794	82,506
Just Eat Takeaway.com NV(a)(b)(c)	3,204	47,352
La Francaise des Jeux SAEM, Class A(c)	439	17,893
Leejam Sports Co. JSC	11,201	651,662
Life Time Group Holdings, Inc.(a)	8,815	136,809
Light & Wonder, Inc., Class A(a)	13,341	1,361,983
Lindblad Expeditions Holdings, Inc.(a)	11,175	104,263
Marriott Vacations Worldwide Corp.	2,949	317,696
McDonald’s Corp.	7,159	2,018,480
Meituan, Class B(a)(c)	329,660	4,069,354
MGM Resorts International(a)	51,040	2,409,598
Monarch Casino & Resort, Inc.	2,871	215,296
Oriental Land Co. Ltd./Japan	3,200	102,514
PlayAGS, Inc.(a)	4,489	40,311
Portillo’s, Inc., Class A(a)	10,985	155,767
Potbelly Corp.(a)	8,295	100,452
Red Rock Resorts, Inc., Class A(b)	5,248	313,935
Royal Caribbean Cruises Ltd.(a)	2,265	314,858
Sands China Ltd.(a)	5,600	15,799
Shake Shack, Inc., Class A(a)	6,420	667,873
Sweetgreen, Inc., Class A(a)	6,026	152,217
Texas Roadhouse, Inc.	578	89,284
Travel & Leisure Co.	399	19,535
Trip.com Group Ltd.(a)	28,246	1,252,466
Whitbread PLC	3,035	126,887
Wingstop, Inc.	1,901	696,526
Yum China Holdings, Inc.(b)	21,840	869,014

		28,467,389

Household Durables — 1.1%
Barratt Developments PLC	4,136	24,825
Beazer Homes USA, Inc.(a)	8,795	288,476
Berkeley Group Holdings PLC	709	42,597
Century Communities, Inc.	13,777	1,329,481
D.R. Horton, Inc.	21,942	3,610,556
Dream Finders Homes, Inc., Class A(a)	2,076	90,784
Ethan Allen Interiors, Inc.(b)	6,139	212,225
GoPro, Inc., Class A(a)	15,289	34,094
Gree Electric Appliances, Inc. of Zhuhai, Class A	43,300	233,816
Helen of Troy Ltd.(a)(b)	2,215	255,257
Hovnanian Enterprises, Inc., Class A(a)	408	64,032
Installed Building Products, Inc.(b)	5,739	1,484,851
KB Home	13,298	942,562
Leggett & Platt, Inc.(b)	60,740	1,163,171
Lennar Corp., Class B(b)	47	7,246
LG Electronics, Inc.	5,288	380,225
LGI Homes, Inc.(a)(b)	4,259	495,620
Lovesac Co.(a)	5,024	113,542
M/I Homes, Inc.(a)	5,773	786,802
MDC Holdings, Inc.	10,791	678,862
Meritage Homes Corp.	5,754	1,009,597
NVR, Inc.(a)	14	113,399
Panasonic Holdings Corp.	17,500	167,016
PulteGroup, Inc.	1,736	209,396
Sekisui House Ltd.	8,700	198,166
Skyline Champion Corp.(a)	1,493	126,920
Sonos, Inc.(a)	17,551	334,522
Sony Group Corp.	1,900	162,926
Taylor Morrison Home Corp., Class A(a)	7,800	484,926

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Taylor Wimpey PLC, Series L	12,447	$21,519
Toll Brothers, Inc.	31,335	4,053,809
TopBuild Corp.(a)	1,782	785,381
Tri Pointe Homes, Inc.(a)	21,833	844,064
Universal Electronics, Inc.(a)	2,360	23,624
Vizio Holding Corp., Class A(a)	15,050	164,647

		20,938,936

Household Products — 1.1%
Central Garden & Pet Co.(a)(b)	1,734	74,267
Central Garden & Pet Co., Class A(a)	16,955	625,979
Clorox Co.	1,641	251,253
Colgate-Palmolive Co.	28,726	2,586,776
Essity AB, Class B	7,916	188,038
Henkel AG & Co. KGaA	3,378	243,396
Jyothy Labs Ltd.	107,686	569,710
Kimberly-Clark Corp.	54,358	7,031,207
Kimberly-Clark de Mexico SAB de CV, Class A	48,695	113,352
Procter & Gamble Co.	46,598	7,560,525
Reckitt Benckiser Group PLC	1,902	108,424
Reynolds Consumer Products, Inc.	178	5,084
Spectrum Brands Holdings, Inc.	131	11,660
WD-40 Co.(b)	1,331	337,156

		19,706,827

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	91,844	1,646,763
Brookfield Renewable Corp., Class A	31,756	780,245
China Longyuan Power Group Corp. Ltd., Class H	527,000	369,702
Clearway Energy, Inc., Class A	17,875	384,491
Drax Group PLC	6,544	41,413
Electricity Generating PCL, NVDR	304,500	944,319
NTPC Ltd.	33,360	134,817
PTC India Ltd.	277,978	621,602
Sunnova Energy International, Inc.(a)(b)	9,269	56,819

		4,980,171

Industrial Conglomerates — 0.3%
AG Anadolu Grubu Holding A/S, Class A	12,635	106,690
Astra International Tbk PT	3,359,600	1,091,502
CJ Corp.(a)	6,422	582,576
Doosan Co. Ltd.(a)	1,519	170,818
Hitachi Ltd.	500	45,690
Industries Qatar QSC	72,678	238,670
Jardine Cycle & Carriage Ltd.	6,600	118,171
KOC Holding A/S, Class A	78,034	490,933
Siemens AG, Class N, Registered Shares	8,182	1,562,262
SK, Inc.	5,689	771,728
SM Investments Corp.	34,890	603,672
Smiths Group PLC	14,732	305,372

		6,088,084

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	11,884	296,149
First Industrial Realty Trust, Inc.	18,146	953,391
Industrial Logistics Properties Trust	17,413	74,702
Nippon Prologis REIT, Inc.	4	7,126
Segro PLC	7,449	84,930
Terreno Realty Corp.	8,521	565,794

		1,982,092

Insurance — 2.4%
Admiral Group PLC	870	31,179
Aegon Ltd.	15,508	94,612
Ageas SA/NV	5,403	250,297

Security	Shares	Value

Insurance (continued)
AIA Group Ltd.	192,400	$1,294,193
Ambac Financial Group, Inc.(a)	24,834	388,155
Aon PLC, Class A	5,560	1,855,483
Arch Capital Group Ltd.(a)	2,824	261,051
ASR Nederland NV	1,788	87,629
Assicurazioni Generali SpA	911	23,061
Assured Guaranty Ltd.	192	16,752
Aviva PLC	21,240	133,274
AXA SA	5,794	217,598
Axis Capital Holdings Ltd.	8,130	528,613
Brighthouse Financial, Inc.(a)	1,210	62,363
Cathay Financial Holding Co. Ltd.	757,325	1,141,269
China Life Insurance Co. Ltd., Class H	940,000	1,130,425
China Pacific Insurance Group Co. Ltd., Class H	500,000	877,160
Cincinnati Financial Corp.	3,353	416,342
CNA Financial Corp.	88	3,997
CNO Financial Group, Inc.	51,105	1,404,365
Crawford & Co., Class A	23,858	224,981
Donegal Group, Inc., Class A	7,365	104,141
eHealth, Inc.(a)	8,391	50,598
Enstar Group Ltd.(a)	215	66,813
FedNat Holding Co.(a)(d)	4,457	—
Genworth Financial, Inc., Class A(a)	14,458	92,965
Gjensidige Forsikring ASA	9,066	131,588
Globe Life, Inc.(b)	11,901	1,384,919
Hanover Insurance Group, Inc.	119	16,204
Hartford Financial Services Group, Inc.	2,859	294,620
Investors Title Co.	230	37,534
Kemper Corp.	206	12,756
Kinsale Capital Group, Inc.	143	75,038
Legal & General Group PLC	29,730	95,513
Life Insurance Corp. of India	13,197	145,525
Marsh & McLennan Cos., Inc.	30,382	6,258,084
Mercury General Corp.	11,153	575,495
MS&AD Insurance Group Holdings, Inc.(b)	22,200	391,997
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	2,047	999,224
NN Group NV	26,558	1,226,052
Oscar Health, Inc., Class A(a)	20,702	307,839
Palomar Holdings, Inc.(a)	7,529	631,156
Phoenix Group Holdings PLC	3,457	24,138
Ping An Insurance Group Co. of China Ltd., Class H	783,500	3,326,491
Power Corp. of Canada	5,618	157,522
Powszechny Zaklad Ubezpieczen SA	145,086	1,772,043
Principal Financial Group, Inc.	6,038	521,140
Progressive Corp.	26,864	5,556,012
Prudential PLC	16,014	150,188
QBE Insurance Group Ltd.	27,415	324,065
Reinsurance Group of America, Inc.(b)	19,357	3,733,578
Sampo OYJ, A Shares	1,463	62,406
Selective Insurance Group, Inc.	9,923	1,083,294
Selectquote, Inc.(a)	9,708	19,416
Sompo Holdings, Inc.	11,500	241,041
Talanx AG(a)	1,442	114,231
Tiptree, Inc.	17,818	307,895
Tokio Marine Holdings, Inc.(b)	40,100	1,256,984
Travelers Cos., Inc.	4,782	1,100,529
Trupanion, Inc.(a)(b)	4,752	131,203
Universal Insurance Holdings, Inc.	3,190	64,821
Unum Group	12,110	649,823
White Mountains Insurance Group Ltd.	10	17,943

		43,955,623

12

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 3.9%
AfreecaTV Co. Ltd.	2,855	$261,201
Alphabet, Inc., Class A(a)	125,204	18,897,040
Alphabet, Inc., Class C(a)	84,870	12,922,306
Auto Trader Group PLC(c)	9,584	84,635
Autohome, Inc., ADR	5,744	150,608
Baidu, Inc., Class A(a)	111,360	1,466,011
Bumble, Inc., Class A(a)	48,892	554,924
Cargurus, Inc., Class A(a)	20,739	478,656
Cars.com, Inc.(a)	15,110	259,590
Eventbrite, Inc., Class A(a)	15,748	86,299
EverQuote, Inc., Class A(a)	4,196	77,878
fuboTV, Inc.(a)(b)	58,207	91,967
Kakaku.com, Inc.	10,800	131,019
Kuaishou Technology(a)(c)	114,300	719,473
MediaAlpha, Inc., Class A(a)	6,181	125,907
Meta Platforms, Inc., Class A	36,321	17,636,751
NAVER Corp.	5,437	755,350
Pinterest, Inc., Class A(a)	32,299	1,119,806
QuinStreet, Inc.(a)	19,687	347,672
REA Group Ltd.	594	71,772
Rightmove PLC	12,489	86,565
Scout24 SE(c)	1,414	106,528
Shutterstock, Inc.(b)	11,873	543,902
Snap, Inc., Class A(a)	14,695	168,699
Tencent Holdings Ltd.	382,900	14,913,929
TripAdvisor, Inc.(a)	341	9,476
TrueCar, Inc.(a)	10,229	34,676
Vimeo, Inc.(a)	31,515	128,896
Yelp, Inc.(a)	23,006	906,436
ZipRecruiter, Inc., Class A(a)(b)	30,455	349,928

		73,487,900

IT Services — 1.1%
Accenture PLC, Class A	1,020	353,542
Akamai Technologies, Inc.(a)	2,865	311,597
Amdocs Ltd.(b)	6,570	593,731
Backblaze, Inc., Class A(a)	2,670	27,314
Capgemini SE	458	105,391
Cloudflare, Inc., Class A(a)	2,765	267,735
Couchbase, Inc.(a)	11,537	303,539
DigitalOcean Holdings, Inc.(a)(b)	8,364	319,338
Endava PLC, ADR(a)(b)	7,395	281,306
Fastly, Inc., Class A(a)	30,177	391,396
Fujitsu Ltd.	14,800	236,859
Gartner, Inc.(a)	1,148	547,217
GoDaddy, Inc., Class A(a)	6,780	804,651
Grid Dynamics Holdings, Inc., Class A(a)	7,037	86,485
Hackett Group, Inc.	7,840	190,512
HCL Technologies Ltd.	161,033	2,994,012
Infosys Ltd.	148,057	2,666,231
Kyndryl Holdings, Inc.(a)	17,838	388,155
MongoDB, Inc., Class A(a)	193	69,218
Nomura Research Institute Ltd.	6,800	192,091
Obic Co. Ltd.	2,900	438,048
Otsuka Corp.	30,700	651,406
Perficient, Inc.(a)	1,462	82,296
Shopify, Inc., Class A(a)	4,348	335,437
Snowflake, Inc., Class A(a)	8,068	1,303,789
Squarespace, Inc., Class A(a)	15,710	572,472
Tata Consultancy Services Ltd.	64,968	3,032,183
TIS, Inc.	2,600	55,785

Security	Shares	Value

IT Services (continued)
Unisys Corp.(a)	29,920	$146,907
VeriSign, Inc.(a)	10,585	2,005,963
Wix.com Ltd.(a)	2,088	287,058

		20,041,664

Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	9,073	598,364
JAKKS Pacific, Inc.(a)	955	23,588
Malibu Boats, Inc., Class A(a)(b)	6,224	269,375
MasterCraft Boat Holdings, Inc.(a)(b)	5,952	141,181
Peloton Interactive, Inc., Class A(a)(b)	989	4,238
Topgolf Callaway Brands Corp.(a)	22,286	360,365
YETI Holdings, Inc.(a)(b)	2,883	111,140

		1,508,251

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(a)(b)	7,958	298,664
AbCellera Biologics, Inc.(a)	15,422	69,862
Adaptive Biotechnologies Corp.(a)(b)	22,928	73,599
Agilent Technologies, Inc.	14,373	2,091,415
Azenta, Inc.(a)	230	13,864
Bio-Rad Laboratories, Inc., Class A(a)	417	144,228
Bruker Corp.	1,041	97,791
Codexis, Inc.(a)	22,314	77,876
Danaher Corp.	3,734	932,454
Eurofins Scientific SE	756	48,157
ICON PLC(a)	163	54,760
Illumina, Inc.(a)	332	45,590
IQVIA Holdings, Inc.(a)	286	72,327
Lonza Group AG, Registered Shares	751	448,796
Medpace Holdings, Inc.(a)	921	372,222
Mettler-Toledo International, Inc.(a)(b)	1,715	2,283,162
Nautilus Biotechnology, Inc.(a)	2,672	7,856
OmniAb, Inc., 12.50 Earnout Shares(d)	161	—
OmniAb, Inc., 15.00 Earnout Shares(d)	161	—
Pacific Biosciences of California, Inc.(a)(b)	94,209	353,284
Personalis, Inc.(a)(b)	13,965	20,808
QIAGEN NV	720	30,953
Quanterix Corp.(a)	7,510	176,936
Sartorius Stedim Biotech	167	47,633
Seer, Inc., Class A(a)(b)	5,580	10,602
Singular Genomics Systems, Inc.(a)(b)	863	444
Sotera Health Co.(a)	324	3,891
Thermo Fisher Scientific, Inc.	3,890	2,260,907
West Pharmaceutical Services, Inc.	901	356,535

		10,394,616

Machinery — 2.3%
AGCO Corp.	5,763	708,964
Alamo Group, Inc.(b)	2,505	571,967
Albany International Corp., Class A	3,863	361,229
Alstom SA	1,002	15,259
Amada Co. Ltd.	6,500	74,440
Astec Industries, Inc.	4,680	204,563
Atlas Copco AB	32,378	478,221
Atlas Copco AB, A Shares	16,292	275,148
BEML Ltd., (Acquired 12/08/23, Cost: $387,674)(e)	13,007	498,159
Blue Bird Corp.(a)	9,474	363,233
Caterpillar, Inc.	2,988	1,094,893
Chart Industries, Inc.(a)(b)	5,699	938,739
Commercial Vehicle Group, Inc.(a)	2,554	16,422
Cummins, Inc.	5,936	1,749,042
Donaldson Co., Inc.(b)	10,514	785,186

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Esab Corp.	159	$17,581
ESCO Technologies, Inc.	2,942	314,941
Escorts Kubota Ltd.	3,455	115,493
FANUC Corp.	9,100	253,858
Federal Signal Corp.	7,178	609,197
Flowserve Corp.	89,531	4,089,776
Franklin Electric Co., Inc.	7,498	800,861
Gates Industrial Corp. PLC(a)	326	5,773
GEA Group AG	1,369	57,881
Gencor Industries, Inc.(a)	3,415	56,996
Graco, Inc.	2,423	226,454
Greenbrier Cos., Inc.(b)	1,665	86,747
HD Hyundai Construction Equipment Co. Ltd.	6,650	289,287
HD Hyundai Infracore Co. Ltd.	30,096	191,363
Hurco Cos., Inc.	1,217	24,535
Indutrade AB	2,011	54,773
Iochpe Maxion SA	46,663	134,628
ITT, Inc.	1,990	270,700
John Bean Technologies Corp.	1,155	121,148
Kadant, Inc.(b)	3,161	1,037,124
Kennametal, Inc.(b)	51,134	1,275,282
Komatsu Ltd.	29,300	867,010
Kubota Corp.	31,100	487,951
Manitowoc Co., Inc.(a)	49,712	702,928
Miller Industries, Inc.	1,060	53,106
Mueller Industries, Inc.(b)	26,942	1,452,982
Oshkosh Corp.	44,315	5,526,524
Otis Worldwide Corp.	18,893	1,875,508
Parker-Hannifin Corp.	9,210	5,118,826
Proto Labs, Inc.(a)	5,287	189,010
REV Group, Inc.	17,018	375,928
Schindler Holding AG	176	44,302
Shyft Group, Inc.	7,772	96,528
Snap-on, Inc.	337	99,826
SPX Technologies, Inc.(a)	1,483	182,602
Tennant Co.	6,235	758,238
Terex Corp.(b)	13,653	879,253
Titan International, Inc.(a)	6,924	86,273
Toyota Industries Corp.	1,100	115,094
Trelleborg AB, Class B	4,280	153,044
Trinity Industries, Inc.(b)	24,074	670,461
Volvo AB, Class B	6,054	164,072
Watts Water Technologies, Inc., Class A	5,322	1,131,191
Weichai Power Co. Ltd., Class A	845,400	1,898,852
Weir Group PLC	5,384	137,530
Xylem, Inc./New York	12,464	1,610,847

		42,847,749

Marine Transportation — 0.2%
COSCO SHIPPING Holdings Co. Ltd., Class A	911,200	1,302,377
Matson, Inc.(b)	6,055	680,582
MISC Bhd	235,900	381,434
Pan Ocean Co. Ltd.	84,502	267,299
Star Bulk Carriers Corp.(b)	35,825	855,143
Wisdom Marine Lines Co. Ltd.	233,000	429,130

		3,915,965

Media — 0.6%
Cable One, Inc.(b)	230	97,320
Cardlytics, Inc.(a)(b)	2,552	36,978
Charter Communications, Inc., Class A(a)	1,331	386,829
Cheil Worldwide, Inc.	52,292	725,184
Comcast Corp., Class A	114,054	4,944,241

Security	Shares	Value

Media (continued)
comScore, Inc.(a)	665	$10,241
Cumulus Media, Inc., Class A(a)(b)	3,764	13,513
Emerald Holding, Inc.(a)	5,836	39,743
Entravision Communications Corp., Class A	33,010	54,136
EW Scripps Co., Class A(a)	17,568	69,042
Fox Corp., Class A(b)	51,099	1,597,866
Fox Corp., Class B	39	1,116
Gray Television, Inc.	26,616	168,213
Informa PLC	11,848	124,309
Integral Ad Science Holding Corp.(a)	14,322	142,790
Liberty Broadband Corp., Series A(a)	56	3,199
Liberty Media Corp.-Liberty SiriusXM(a)	3,293	97,835
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	22	653
Magnite, Inc.(a)(b)	11,384	122,378
MultiChoice Group(a)	48,067	288,300
New York Times Co., Class A	1,353	58,477
News Corp., Class B(b)	394	10,662
Paramount Global, Class A(b)	26	568
Paramount Global, Class B	81,855	963,433
PubMatic, Inc., Class A(a)(b)	6,705	159,043
Scholastic Corp.	1,894	71,423
TechTarget, Inc.(a)	6,267	207,312
TEGNA, Inc.	36,183	540,574
Thryv Holdings, Inc.(a)	25,543	567,821
Townsquare Media, Inc., Class A(b)	4,070	44,689

		11,547,888

Metals & Mining — 1.6%
Alcoa Corp.	18,522	625,858
Alpha Metallurgical Resources, Inc.(b)	1,749	579,216
Alrosa PJSC(a)(d)	667,929	72
Anglo American Platinum Ltd.(b)	5,115	207,507
Anglo American PLC	24,439	601,876
Anglogold Ashanti PLC	43,655	974,656
ArcelorMittal SA(a)	113,747	3,126,577
Baoshan Iron & Steel Co. Ltd., Class A	1,341,100	1,195,736
BlueScope Steel Ltd.	28,793	447,821
Century Aluminum Co.(a)	43,017	662,032
Cleveland-Cliffs, Inc.(a)	7,111	161,704
Coeur Mining, Inc.(a)(b)	52,113	196,466
Commercial Metals Co	9,366	550,440
Compass Minerals International, Inc.(b)	6,798	107,001
Constellium SE, Class A(a)	17,796	393,470
Endeavour Mining PLC	42,680	867,117
Evolution Mining Ltd.	30,235	70,663
Fortescue Ltd.	63,683	1,065,737
Glencore PLC	32,721	179,558
Gold Fields Ltd.(b)	24,458	392,364
Grupo Mexico SAB de CV, Series B	149,054	887,496
Harmony Gold Mining Co. Ltd.	27,535	227,684
Hecla Mining Co.	93,487	449,673
Hindalco Industries Ltd.	57,850	390,581
Hochschild Mining PLC(a)	52,450	84,075
i-80 Gold Corp.(a)	47,947	64,249
JFE Holdings, Inc.	18,700	309,927
Kaiser Aluminum Corp.	9,579	855,979
Materion Corp.	5,168	680,884
MMC Norilsk Nickel PJSC(a)(d)	651	—
MP Materials Corp., Class A(a)(b)	699	9,996
Nippon Steel Corp.(b)	13,900	334,496
Northam Platinum Holdings Ltd.	76,462	455,906
Novagold Resources, Inc.(a)	62,384	187,152
Nucor Corp.(b)	13,524	2,676,400

14

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Olympic Steel, Inc.	7,300	$517,424
POSCO Holdings, Inc.	1,984	621,445
Press Metal Aluminium Holdings Bhd	175,500	172,793
Radius Recycling, Inc., Class A	16,530	349,279
Rio Tinto PLC	3,585	226,661
Ryerson Holding Corp.(b)	14,995	502,333
Saudi Arabian Mining Co.(a)	103,006	1,386,963
Severstal PAO(a)(d)	6,166	1
Sibanye Stillwater Ltd.(b)	140,670	160,995
Southern Copper Corp.(b)	8,647	921,078
SSR Mining, Inc.	7,457	33,258
Steel Dynamics, Inc.	1,341	198,776
SunCoke Energy, Inc.(b)	8,061	90,848
Tredegar Corp.	4,565	29,764
U.S. Steel Corp.	946	38,578
Vale SA	266,841	3,236,419
Vedanta Ltd.	158,227	517,957
Warrior Met Coal, Inc.	15,989	970,532
Worthington Steel, Inc.	4,111	147,379
Zijin Mining Group Co. Ltd., Class H	74,000	148,252

		30,291,104

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty Trust, Inc.(b)	12,689	168,129
BrightSpire Capital, Inc., Class A	8,275	57,015
Franklin BSP Realty Trust, Inc.(b)	4,333	57,889
Granite Point Mortgage Trust, Inc.	62,288	297,114
Great Ajax Corp.	8,753	33,261
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	8,907	252,959
KKR Real Estate Finance Trust, Inc.	19,175	192,900
Ladder Capital Corp., Class A(b)	14,668	163,255
TPG RE Finance Trust, Inc.(b)	13,367	103,193

		1,325,715

Multi-Utilities — 0.3%
AGL Energy Ltd.	21,686	117,933
Avista Corp.	8,934	312,869
Black Hills Corp.	31,129	1,699,643
CMS Energy Corp.	22,414	1,352,461
DTE Energy Co.	1,941	217,664
E.ON SE, Class N	20,477	285,079
Engie SA	40,745	682,778
National Grid PLC	16,556	223,075
Northwestern Energy Group, Inc.	7,313	372,451
Veolia Environnement SA	5,981	194,573
YTL Corp. Bhd	1,696,600	935,810

		6,394,336

Office REITs — 0.2%
Brandywine Realty Trust	38,722	185,865
COPT Defense Properties(b)	34,669	837,950
Cousins Properties, Inc.	12,447	299,226
Creative Media & Community Trust Corp.(b)	5,364	22,851
Easterly Government Properties, Inc.(b)	22,792	262,336
Equity Commonwealth(a)	57,513	1,085,845
Highwoods Properties, Inc.(b)	352	9,215
Hudson Pacific Properties, Inc.(b)	28,376	183,025
Kilroy Realty Corp.	2,960	107,833
Office Properties Income Trust(b)	29,291	59,754
Orion Office REIT, Inc.	12,851	45,107

Security	Shares	Value

Office REITs (continued)
Paramount Group, Inc.	141,320	$662,791
Piedmont Office Realty Trust, Inc., Class A	117,525	826,201

		4,587,999

Oil, Gas & Consumable Fuels — 3.6%
Aker BP ASA	1,865	46,777
Antero Resources Corp.(a)	8,409	243,861
Bangchak Corp. PCL, NVDR	557,100	680,131
Berry Corp.(b)	9,783	78,753
BP PLC	59,823	375,295
California Resources Corp.(b)	16,212	893,281
Callon Petroleum Co.(a)(b)	2,121	75,847
Canadian Natural Resources Ltd.	1,567	119,536
Cheniere Energy, Inc.	1,630	262,886
Chevron Corp.(b)	13,251	2,090,213
China Petroleum & Chemical Corp., Class H	2,545,400	1,447,634
Chord Energy Corp.	370	65,949
Clean Energy Fuels Corp.(a)(b)	11,916	31,935
Comstock Resources, Inc.(b)	41,823	388,117
ConocoPhillips	21,568	2,745,175
CVR Energy, Inc.(b)	9,039	322,331
Delek U.S. Holdings, Inc.	41,878	1,287,330
Devon Energy Corp.	42,956	2,155,532
Dorian LPG Ltd.	3,343	128,572
Encore Energy Corp.(a)	21,702	95,055
Energy Fuels, Inc./Canada(a)	51,270	322,488
Eni SpA	6,377	100,974
EnLink Midstream LLC	5,129	69,960
EOG Resources, Inc.(b)	38,496	4,921,329
Equinor ASA(b)	18,259	489,604
Equitrans Midstream Corp.	32,177	401,891
Exxon Mobil Corp.(b)	58,653	6,817,825
Formosa Petrochemical Corp.	87,000	186,606
FutureFuel Corp.(b)	21,245	171,022
Gazprom PJSC(a)(d)	123,918	13
Gulfport Energy Corp.(a)	3,168	507,260
Hess Corp.	9,208	1,405,509
HF Sinclair Corp.	8,855	534,576
Indian Oil Corp. Ltd.	206,956	417,615
International Seaways, Inc.	11,415	607,278
Kosmos Energy Ltd.(a)	32,131	191,501
LUKOIL PJSC(a)(d)	31,813	3
Magnolia Oil & Gas Corp., Class A(b)	70,209	1,821,923
Marathon Petroleum Corp.	18,136	3,654,404
Matador Resources Co.(b)	27,325	1,824,490
MOL Hungarian Oil & Gas PLC	64,140	520,123
Motor Oil Hellas Corinth Refineries SA, Class R	6,147	183,167
Murphy Oil Corp.	59,646	2,725,822
Novatek PJSC(a)(d)	33,690	4
Ovintiv, Inc.	10,739	557,354
Par Pacific Holdings, Inc.(a)	19,667	728,859
PBF Energy, Inc., Class A	33,901	1,951,681
PetroChina Co. Ltd., Class H	2,393,700	2,052,889
Petronas Dagangan Bhd	14,700	66,776
Pioneer Natural Resources Co.	3,547	931,087
Plains GP Holdings LP, Class A	41,050	749,162
PTT Exploration & Production PCL, NVDR	337,500	1,383,971
Rabigh Refining & Petrochemical Co.(a)	102,501	202,465
Reliance Industries Ltd.	153,104	5,474,719
Repsol SA	2,419	40,376
REX American Resources Corp.(a)	14,335	841,608
Saudi Arabian Oil Co.(c)	43,661	358,131

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc.	11,362	$812,951
Shell PLC	21,147	701,646
SilverBow Resources, Inc.(a)	7,672	261,922
SK Innovation Co. Ltd.(a)	1,488	131,066
SM Energy Co.(b)	59,066	2,944,440
S-Oil Corp.	18,376	1,064,304
Targa Resources Corp.	1,194	133,716
Tatneft PJSC(a)(d)	79,242	9
TotalEnergies SE	7,745	532,774
Tourmaline Oil Corp.	3,149	147,227
Turkiye Petrol Rafinerileri A/S, Class A	26,853	146,929
Ultrapar Participacoes SA	94,998	539,258
Ur-Energy, Inc.(a)	12,570	20,112
Valero Energy Corp.	9,343	1,594,757
World Kinect Corp.(b)	32,771	866,793

		66,646,579

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	20,582	1,727,036

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)(b)	1,755	75,447
Allegiant Travel Co.(b)	3,535	265,867
American Airlines Group, Inc.(a)(b)	47,049	722,202
Blade Air Mobility, Inc., Class A(a)(b)	6,122	17,448
Copa Holdings SA, Class A	142	14,791
Delta Air Lines, Inc.	32,733	1,566,929
Deutsche Lufthansa AG, Registered Shares(a)	25,015	196,601
easyJet PLC	17,362	124,971
Hawaiian Holdings, Inc.(a)	17,643	235,181
JetBlue Airways Corp.(a)	130,952	971,664
Korean Air Lines Co. Ltd.	39,646	638,319
SkyWest, Inc.(a)	4,645	320,877
Sun Country Airlines Holdings, Inc.(a)	25,759	388,703
Turk Hava Yollari AO, Class A(a)	53,704	494,591
United Airlines Holdings, Inc.(a)	10,604	507,719

		6,541,310

Personal Care Products — 0.3%
AMOREPACIFIC Group	41,379	833,253
BellRing Brands, Inc.(a)	22,661	1,337,679
elf Beauty, Inc.(a)(b)	7,232	1,417,689
Estee Lauder Cos., Inc., Class A	3,931	605,964
LG H&H Co. Ltd.	2,367	679,971
L’Oreal SA	961	455,102
Natural Health Trends Corp.	3	20
Nature’s Sunshine Products, Inc.(a)	4,858	100,901
Nu Skin Enterprises, Inc., Class A	7,646	105,744
Olaplex Holdings, Inc.(a)	277	532
Unilever PLC	10,470	525,613
USANA Health Sciences, Inc.(a)	2,895	140,407

		6,202,875

Pharmaceuticals — 3.3%
Alkem Laboratories Ltd.	28,585	1,695,440
Alto Neuroscience, Inc.(a)	60	921
Amneal Pharmaceuticals, Inc., Class A(a)	26,782	162,299
Amphastar Pharmaceuticals, Inc.(a)(b)	9,114	400,196
Amylyx Pharmaceuticals, Inc.(a)	34,848	98,968
ANI Pharmaceuticals, Inc.(a)	3,982	275,276
Arvinas, Inc.(a)	13,417	553,854
Astellas Pharma, Inc.	14,800	158,993
AstraZeneca PLC	5,057	679,376
Atea Pharmaceuticals, Inc.(a)	59,077	238,671

Security	Shares	Value

Pharmaceuticals (continued)
Axsome Therapeutics, Inc.(a)(b)	5,670	$452,466
Bristol-Myers Squibb Co.	82,346	4,465,624
Catalent, Inc.(a)	3,010	169,915
Collegium Pharmaceutical, Inc.(a)	9,333	362,307
Corcept Therapeutics, Inc.(a)(b)	46,822	1,179,446
CSPC Pharmaceutical Group Ltd.	289,520	227,881
Daiichi Sankyo Co. Ltd.	12,300	391,372
Edgewise Therapeutics, Inc.(a)	8,310	151,574
Elanco Animal Health, Inc.(a)	12,455	202,767
Eli Lilly & Co.	19,596	15,244,904
Endo International PLC(a)	21,487	9
EyePoint Pharmaceuticals, Inc.(a)	4,550	94,049
GSK PLC	12,860	276,109
Harmony Biosciences Holdings, Inc.(a)	14,841	498,361
Hikma Pharmaceuticals PLC	1,233	29,828
Innoviva, Inc.(a)(b)	23,009	350,657
Intra-Cellular Therapies, Inc.(a)	18,321	1,267,813
Ipsen SA	263	31,296
Johnson & Johnson(b)	17,876	2,827,804
Liquidia Corp.(a)(b)	2,637	38,896
Lupin Ltd.	71,946	1,396,569
Marinus Pharmaceuticals, Inc.(a)	14,038	126,904
Merck & Co., Inc.	64,126	8,461,426
Mind Medicine MindMed, Inc.(a)	1,006	9,456
Nektar Therapeutics(a)	28,298	26,436
Novartis AG, Class N, Registered Shares	8,635	836,372
Novo Nordisk A/S, Class B	35,276	4,524,971
Nuvation Bio, Inc., Class A(a)(b)	13,562	49,366
Ocular Therapeutix, Inc.(a)	12,954	117,881
Omeros Corp.(a)(b)	4,536	15,649
Pacira BioSciences, Inc.(a)	22,142	646,989
Pfizer, Inc.	110,282	3,060,326
Phibro Animal Health Corp., Class A	6,425	83,075
Pliant Therapeutics, Inc.(a)	6,701	99,845
Prestige Consumer Healthcare, Inc.(a)	11,626	843,583
Revance Therapeutics, Inc.(a)	7,811	38,430
Roche Holding AG	2,106	537,702
Royalty Pharma PLC, Class A	1,258	38,205
Sanofi SA	3,619	352,072
Scilex Holding, (Acquired 01/06/23, Cost: $100,430)(e)	9,583	14,450
Sino Biopharmaceutical Ltd.	1,012,000	391,315
Strides Pharma Science Ltd.	39,735	373,850
Sun Pharmaceutical Industries Ltd.	23,367	454,903
Supernus Pharmaceuticals, Inc.(a)	29,797	1,016,376
Tarsus Pharmaceuticals, Inc.(a)	5,509	200,252
Teva Pharmaceutical Industries Ltd., ADR(a)	3,996	56,384
TherapeuticsMD, Inc.(a)	745	1,706
WaVe Life Sciences Ltd.(a)	16,077	99,195
Xeris Biopharma Holdings, Inc.(a)(b)	35,697	78,890
Zoetis, Inc., Class A	15,396	2,605,157
Zydus Lifesciences Ltd.	157,206	1,903,512

		60,988,319

Professional Services — 1.4%
Adecco Group AG, Class N, Registered Shares	1,245	49,255
Alight, Inc., Class A(a)	13,362	131,616
ASGN, Inc.(a)	1,120	117,331
Automatic Data Processing, Inc.	9,177	2,291,864
Barrett Business Services, Inc.	1,815	229,997
Booz Allen Hamilton Holding Corp., Class A	1,785	264,965
Broadridge Financial Solutions, Inc.	3,234	662,517
CACI International, Inc., Class A(a)	1,586	600,824

16

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Computer Age Management Services Ltd.	16,420	$576,226
CRA International, Inc.	524	78,380
CSG Systems International, Inc.(b)	11,360	585,494
Dayforce, Inc.(a)	2,150	142,352
ExlService Holdings, Inc.(a)	56,156	1,785,761
Experian PLC	5,382	234,510
Exponent, Inc.(b)	3,583	296,278
Firstsource Solutions Ltd.	110,004	261,990
Franklin Covey Co.(a)	9,381	368,298
Genpact Ltd.	87,180	2,872,581
Heidrick & Struggles International, Inc.	14,334	482,482
Huron Consulting Group, Inc.(a)	7,891	762,428
Insperity, Inc.	18,013	1,974,405
KBR, Inc.	4,628	294,619
Kelly Services, Inc., Class A	9,584	239,983
Kforce, Inc.(b)	3,775	266,213
Korn Ferry	10,652	700,476
L&T Technology Services Ltd.(c)	3,631	239,423
Leidos Holdings, Inc.	6,935	909,109
ManpowerGroup, Inc.	20,924	1,624,539
Maximus, Inc.	15,309	1,284,425
Mistras Group, Inc.(a)	5,359	51,232
Parsons Corp.(a)	8,009	664,347
Paychex, Inc.	2,251	276,423
Paycor HCM, Inc.(a)	155	3,013
Recruit Holdings Co. Ltd.	21,500	952,573
RELX PLC	2,889	124,589
Resources Connection, Inc.	3,158	41,559
Robert Half, Inc.(b)	3,811	302,136
SS&C Technologies Holdings, Inc.	2,679	172,447
Teleperformance SE	169	16,416
Thomson Reuters Corp.	387	60,226
TriNet Group, Inc.(b)	1,808	239,542
TrueBlue, Inc.(a)	16,434	205,754
Upwork, Inc.(a)	14,093	172,780
Verisk Analytics, Inc.	4,674	1,101,802
Wolters Kluwer NV, Class C	5,059	792,188

		25,505,368

Real Estate Management & Development — 0.4%
Aldar Properties PJSC	287,775	432,574
Altisource Portfolio Solutions SA(a)(b)	3,960	7,682
Anywhere Real Estate, Inc.(a)(b)	49,944	308,654
Central Pattana PCL, NVDR	80,100	137,965
China Overseas Land & Investment Ltd.	189,000	272,773
China Resources Land Ltd.	496,000	1,573,527
China Resources Mixc Lifestyle Services Ltd.(c)	60,000	190,133
China Vanke Co. Ltd., Class H(b)	211,400	146,674
CK Asset Holdings Ltd.	10,500	43,267
Compass, Inc., Class A(a)	26,334	94,802
Emaar Properties PJSC	245,546	544,952
eXp World Holdings, Inc.(b)	17,675	182,583
Forestar Group, Inc.(a)	15,074	605,824
Howard Hughes Holdings, Inc.(a)	114	8,279
KE Holdings, Inc., ADR	24,246	332,898
Kennedy-Wilson Holdings, Inc.(b)	23,040	197,683
Opendoor Technologies, Inc.(a)	88,216	267,294
Redfin Corp.(a)	24,980	166,117
RMR Group, Inc., Class A	8,680	208,320
Shenzhen Overseas Chinese Town Co. Ltd.,
Class A(a)	873,500	329,790
SM Prime Holdings, Inc.	811,700	472,162

Security	Shares	Value

Real Estate Management & Development (continued)
St. Joe Co.(b)	17,842	$1,034,301
Star Holdings(a)	4,438	57,339
Sun Hung Kai Properties Ltd.	7,000	67,618
Wharf Real Estate Investment Co. Ltd.	9,000	29,303
Zillow Group, Inc., Class A(a)	187	8,950

		7,721,464

Residential REITs — 0.3%
Apartment Income REIT Corp.	4,817	156,408
Apartment Investment and Management Co., Class A(a)	4,847	39,697
Camden Property Trust	20,441	2,011,394
Centerspace	3,499	199,933
Clipper Realty, Inc.	8,752	42,272
Elme Communities	13,406	186,612
Equity Residential(b)	16,992	1,072,365
Independence Realty Trust, Inc.	46,963	757,513
NexPoint Residential Trust, Inc.	22,478	723,567

		5,189,761

Retail REITs — 0.1%
InvenTrust Properties Corp.	6,702	172,309
Kimco Realty Corp.	2,608	51,143
Kite Realty Group Trust	55,571	1,204,779
Macerich Co.(b)	7,432	128,053
Pennsylvania Real Estate Investment Trust(a)	1,203	637
Tanger, Inc.	25,107	741,410

		2,298,331

Semiconductors & Semiconductor Equipment — 7.2%
ACM Research, Inc., Class A(a)	13,743	400,471
Advanced Micro Devices, Inc.(a)	9,919	1,790,280
Advantest Corp.	1,500	66,634
Alpha & Omega Semiconductor Ltd.(a)	6,733	148,395
Ambarella, Inc.(a)	10,379	526,942
Amkor Technology, Inc.	37,750	1,217,060
Applied Materials, Inc.	26,294	5,422,612
ARM Holdings PLC, ADR(a)(b)	1,316	164,487
ASE Technology Holding Co. Ltd.	23,000	111,644
ASML Holding NV	2,790	2,704,796
Astera Labs, Inc.(a)	5,105	378,740
Axcelis Technologies, Inc.(a)	10,869	1,212,111
Broadcom, Inc.	3,973	5,265,854
ChipMOS Technologies, Inc.	264,000	420,830
Cirrus Logic, Inc.(a)	16,588	1,535,385
Credo Technology Group Holding Ltd.(a)	31,629	670,219
Diodes, Inc.(a)	14,102	994,191
Disco Corp.	700	255,873
Elan Microelectronics Corp.	339,000	1,700,153
FormFactor, Inc.(a)	10,771	491,481
Ichor Holdings Ltd.(a)	1,141	44,065
Impinj, Inc.(a)	2,813	361,217
Intel Corp.	53,837	2,377,980
KLA Corp.	1,407	982,888
Kulicke & Soffa Industries, Inc.(b)	2,102	105,752
Lam Research Corp.	5,349	5,196,928
Lasertec Corp.	700	193,288
Marvell Technology, Inc.	10,903	772,805
Maxeon Solar Technologies Ltd.(a)(b)	63,022	209,863
MaxLinear, Inc.(a)	28,685	535,549
MediaTek, Inc.	134,000	5,003,515
Micron Technology, Inc.	27,819	3,279,582
Monolithic Power Systems, Inc.	889	602,226
Navitas Semiconductor Corp.(a)	11,415	54,450

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	39,483	$35,675,259
Onto Innovation, Inc.(a)	6,531	1,182,633
Phison Electronics Corp.	103,000	2,221,590
Photronics, Inc.(a)	23,661	670,080
Power Integrations, Inc.(b)	12,132	868,045
Powertech Technology, Inc.	58,000	364,049
QUALCOMM, Inc.	35,664	6,037,915
Rambus, Inc.(a)	15,842	979,194
Realtek Semiconductor Corp.	23,000	400,527
SCREEN Holdings Co. Ltd.	2,200	285,241
Semtech Corp.(a)	4,927	135,443
Silicon Laboratories, Inc.(a)(b)	5,501	790,604
SiTime Corp.(a)	3,948	368,072
SK Hynix, Inc.	22,533	3,062,982
Skyworks Solutions, Inc.	421	45,603
SMART Global Holdings, Inc.(a)	16,855	443,624
STMicroelectronics NV	427	18,377
Synaptics, Inc.(a)	4,958	483,702
Taiwan Semiconductor Manufacturing Co. Ltd.	1,226,000	29,842,174
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	9,099	1,237,919
Teradyne, Inc.	811	91,505
Tokyo Electron Ltd.	6,400	1,666,874
Tower Semiconductor Ltd.(a)	4,327	144,738
Ultra Clean Holdings, Inc.(a)	11,341	521,006
Veeco Instruments, Inc.(a)	4,865	171,102
Visual Photonics Epitaxy Co. Ltd.	41,000	215,382
Win Semiconductors Corp.	91,000	413,818

		133,535,724

Software — 7.1%
8x8, Inc.(a)(b)	38,820	104,814
ACI Worldwide, Inc.(a)	38,263	1,270,714
Adobe, Inc.(a)	12,907	6,512,872
Agilysys, Inc.(a)	3,606	303,842
Alarm.com Holdings, Inc.(a)	9,223	668,391
Alkami Technology, Inc.(a)(b)	8,621	211,818
Altair Engineering, Inc., Class A(a)	8,741	753,037
Altium Ltd.	1,927	81,854
American Software, Inc., Class A	10,388	118,943
Amplitude, Inc., Class A(a)	18,940	206,067
Appfolio, Inc., Class A(a)	3,370	831,514
Appian Corp., Class A(a)	4,619	184,529
AppLovin Corp., Class A(a)	881	60,983
Asana, Inc., Class A(a)(b)	5,087	78,798
Atlassian Corp., Class A(a)	2,083	406,414
Aurora Innovation, Inc., Class A(a)(b)	32,517	91,698
Autodesk, Inc.(a)	339	88,282
Birlasoft Ltd.	213,321	1,905,954
Bit Digital, Inc.(a)	60,968	174,978
Blackbaud, Inc.(a)	6,137	454,997
Blackline, Inc.(a)	8,387	541,632
Box, Inc., Class A(a)(b)	17,718	501,774
Braze, Inc., Class A(a)	13,749	609,081
C3.ai, Inc., Class A(a)(b)	12,222	330,850
Cadence Design Systems, Inc.(a)	3,340	1,039,675
Cerence, Inc.(a)	10,828	170,541
Check Point Software Technologies Ltd.(a)	2,283	374,435
Cleanspark, Inc.(a)	25,291	536,422
Clear Secure, Inc., Class A	32,682	695,146
Clearwater Analytics Holdings, Inc., Class A(a)	13,556	239,806
CommVault Systems, Inc.(a)	9,778	991,783

Security	Shares	Value

Software (continued)
Confluent, Inc., Class A(a)	11,978	$365,569
Crowdstrike Holdings, Inc., Class A(a)	4,935	1,582,112
CyberArk Software Ltd.(a)	489	129,893
Darktrace PLC(a)	8,915	49,207
Dassault Systemes SE	2,999	132,757
Datadog., Inc., Class A(a)	11,807	1,459,345
Descartes Systems Group, Inc.(a)	504	46,101
DocuSign, Inc.(a)	1,716	102,188
Domo, Inc., Class B(a)	5,224	46,598
DoubleVerify Holdings, Inc.(a)	1,775	62,409
Dynatrace, Inc.(a)	3,221	149,583
Elastic NV(a)	2,204	220,929
Everbridge, Inc.(a)	7,367	256,593
Expensify, Inc., Class A(a)	5,459	10,045
Fair Isaac Corp.(a)	540	674,789
Five9, Inc.(a)	9,350	580,728
Fortinet, Inc.(a)(b)	37,539	2,564,289
Freshworks, Inc., Class A(a)(b)	36,150	658,291
Gitlab, Inc., Class A(a)	6,556	382,346
HashiCorp, Inc., Class A(a)	6,356	171,294
HubSpot, Inc.(a)	1,689	1,058,260
Informatica, Inc., Class A(a)	13,537	473,795
Intapp, Inc.(a)	9,741	334,116
InterDigital, Inc.(b)	2,355	250,713
Intuit, Inc.	988	642,200
Jamf Holding Corp.(a)	4,278	78,501
LivePerson, Inc.(a)	16,581	16,538
LiveRamp Holdings, Inc.(a)	9,359	322,885
Manhattan Associates, Inc.(a)	14,719	3,683,135
Marathon Digital Holdings, Inc.(a)	27,976	631,698
Marin Software, Inc.(a)	1,610	491
Microsoft Corp.	128,778	54,179,480
MicroStrategy, Inc., Class A(a)(b)	2,421	4,126,740
Model N, Inc.(a)	20,236	576,119
N-able, Inc.(a)	12,790	167,165
nCino, Inc.(a)(b)	192	7,177
NCR Voyix Corp.(a)	740	9,346
Nemetschek SE	342	33,852
Nice Ltd.(a)	1,426	371,104
Nutanix, Inc., Class A(a)	16,282	1,004,925
Olo, Inc., Class A(a)	21,432	117,662
Oracle Corp.	26,124	3,281,436
Oracle Corp. Japan	1,300	97,761
PagerDuty, Inc.(a)	3,086	69,990
Palantir Technologies, Inc., Class A(a)	21,171	487,145
Palo Alto Networks, Inc.(a)	2,648	752,376
Pegasystems, Inc.	4,756	307,428
PROS Holdings, Inc.(a)(b)	7,794	283,156
Q2 Holdings, Inc.(a)	23,342	1,226,856
Qualys, Inc.(a)	6,296	1,050,614
Rapid7, Inc.(a)	11,453	561,655
RingCentral, Inc., Class A(a)	10,720	372,413
Riot Platforms, Inc.(a)(b)	18,001	220,332
Roper Technologies, Inc.	1,211	679,177
Sage Group PLC	14,782	236,247
Salesforce, Inc.	9,444	2,844,344
SAP SE	9,396	1,829,578
Sapiens International Corp. NV	3,526	113,396
SEMrush Holdings, Inc., Class A(a)	32,791	434,809
SentinelOne, Inc., Class A(a)	13,871	323,333
ServiceNow, Inc.(a)	4,620	3,522,288
Smartsheet, Inc., Class A(a)	4,186	161,161

18

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Sprinklr, Inc., Class A(a)	29,531	$362,345
Sprout Social, Inc., Class A(a)	10,507	627,373
SPS Commerce, Inc.(a)	2,601	480,925
Synchronoss Technologies, Inc.(a)	1,287	10,746
Synopsys, Inc.(a)	3,819	2,182,558
Tenable Holdings, Inc.(a)	16,755	828,200
Teradata Corp.(a)	39,668	1,533,962
Unity Software, Inc.(a)(b)	7,371	196,806
Upland Software, Inc.(a)	8,112	25,066
Varonis Systems, Inc.(a)	31,698	1,495,195
Verint Systems, Inc.(a)	14,560	482,664
Viant Technology, Inc., Class A(a)	1,855	19,774
Weave Communications, Inc.(a)	19,070	218,924
WiseTech Global Ltd.	1,142	69,848
Workday, Inc., Class A(a)	6,226	1,698,141
Workiva, Inc., Class A(a)(b)	10,470	887,856
Xero Ltd.(a)	2,649	230,011
Xperi, Inc.(a)	13,539	163,280
Yext, Inc.(a)	10,148	61,192
Zeta Global Holdings Corp., Class A(a)	48,873	534,182
Zoom Video Communications, Inc., Class A(a)	18,475	1,207,711
Zscaler, Inc.(a)	2,994	576,734
Zuora, Inc., Class A(a)	75,982	692,956

		131,714,556

Specialized REITs — 0.2%
EPR Properties	254	10,782
Equinix, Inc.	2,250	1,856,992
Gladstone Land Corp.	3,483	46,463
Lamar Advertising Co., Class A	12,550	1,498,596
Outfront Media, Inc.	46,273	776,924
Rayonier, Inc.(b)	487	16,188
SBA Communications Corp.	1,733	375,541

		4,581,486

Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(a)	17,374	188,160
Aaron’s Co., Inc.	32,147	241,103
Abercrombie & Fitch Co., Class A(a)	11,708	1,467,364
Academy Sports & Outdoors, Inc.(b)	13,136	887,205
American Eagle Outfitters, Inc.(b)	29,437	759,180
America’s Car-Mart, Inc.(a)(b)	1,327	84,755
Arhaus, Inc., Class A(b)	6,760	104,036
Arko Corp., Class A(b)	18,420	104,994
Asbury Automotive Group, Inc.(a)	2,849	671,737
AutoNation, Inc.(a)(b)	8,944	1,480,948
AutoZone, Inc.(a)	188	592,510
Avolta AG, Class N, Registered Shares(a)	1,785	74,323
Best Buy Co., Inc.	3,582	293,831
Beyond, Inc.(a)	11,565	415,299
Burlington Stores, Inc.(a)	2,650	615,303
CarParts.com, Inc.(a)	79,243	128,374
Carvana Co., Class A(a)	18,897	1,661,235
Chewy, Inc., Class A(a)	18,837	299,697
Chow Tai Fook Jewellery Group Ltd.	421,200	622,019
Citi Trends, Inc.(a)(b)	1,376	37,331
Conn’s, Inc.(a)	6,033	20,211
Container Store Group, Inc.(a)	5,350	6,099
Fast Retailing Co. Ltd.	700	216,878
Five Below, Inc.(a)	1,853	336,097
Foot Locker, Inc.(b)	16,965	483,503
Gap, Inc.(b)	19,390	534,194
Genesco, Inc.(a)	5,963	167,799
Group 1 Automotive, Inc.(b)	5,142	1,502,647

Security	Shares	Value

Specialty Retail (continued)
Haverty Furniture Cos., Inc.	3,297	$112,494
Home Depot, Inc.	17,542	6,729,111
Hotel Shilla Co. Ltd.	5,114	230,165
Industria de Diseno Textil SA	1,402	70,599
JB Hi-Fi Ltd.	4,598	192,484
JD Sports Fashion PLC	10,049	17,072
Kingfisher PLC	7,173	22,575
Lands’ End, Inc.(a)	1,079	11,750
Leslie’s, Inc.(a)(b)	20,445	132,893
Lowe’s Cos., Inc.	4,846	1,234,422
MarineMax, Inc.(a)	2,244	74,635
Murphy USA, Inc.(b)	854	357,997
National Vision Holdings, Inc.(a)	18,677	413,882
ODP Corp.(a)	5,964	316,390
O’Reilly Automotive, Inc.(a)	2,056	2,320,977
Penske Automotive Group, Inc.(b)	5,131	831,171
Petco Health & Wellness Co., Inc.(a)	190	433
PetMed Express, Inc.	2,278	10,912
Revolve Group, Inc., Class A(a)(b)	17,018	360,271
RH(a)	823	286,618
Ross Stores, Inc.	12,306	1,806,029
Sally Beauty Holdings, Inc.(a)	10,118	125,666
Shift Technologies, Inc., Class A(a)	304	—
Shoe Carnival, Inc.(b)	2,567	94,055
Signet Jewelers Ltd.(b)	6,547	655,158
Sonic Automotive, Inc., Class A(b)	4,439	252,757
Stitch Fix, Inc., Class A(a)	72,875	192,390
TJX Cos., Inc.	45,382	4,602,642
Trent Ltd.	12,546	595,505
Ulta Beauty, Inc.(a)	2,723	1,423,802
Upbound Group, Inc.	20,603	725,432
Urban Outfitters, Inc.(a)	10,102	438,629
Vibra Energia SA	49,520	246,938
Victoria’s Secret & Co.(a)	256	4,961
Warby Parker, Inc., Class A(a)	27,590	375,500
Wayfair, Inc., Class A(a)(b)	8,837	599,856
Winmark Corp.	1,265	457,551
Zalando SE(a)(c)	2,622	74,977
Zumiez, Inc.(a)	29,700	451,143

		40,846,674

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	241,634	41,435,396
ASROCK, Inc.	18,000	145,161
Asustek Computer, Inc.	86,000	1,138,507
Canon, Inc.	3,200	95,344
Chicony Electronics Co. Ltd.	224,000	1,549,157
Compal Electronics, Inc.	214,000	256,304
Dell Technologies, Inc., Class C	2,863	326,697
Hewlett Packard Enterprise Co.	9,242	163,861
HP, Inc.	51,005	1,541,371
Logitech International SA, Class N, Registered Shares	766	68,641
Quanta Computer, Inc.	164,000	1,436,143
Samsung Electronics Co. Ltd.	271,628	16,625,550
Super Micro Computer, Inc.(a)	9,055	9,145,822
Turtle Beach Corp.(a)	3,539	61,012
Wistron Corp.	66,000	248,627
Wiwynn Corp.	4,000	273,905
Xiaomi Corp., Class B(a)(c)	976,400	1,916,944

		76,428,442

Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG, Class N	252	56,304

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
ANTA Sports Products Ltd.	135,800	$1,448,010
Bosideng International Holdings Ltd.	1,772,000	886,296
Capri Holdings Ltd.(a)	491	22,242
Carter’s, Inc.(b)	124	10,500
Culp, Inc.(a)	3,408	16,358
Deckers Outdoor Corp.(a)(b)	79	74,360
Figs, Inc., Class A(a)	24,265	120,840
G-III Apparel Group Ltd.(a)(b)	25,572	741,844
Gildan Activewear, Inc., Class A	1,342	49,804
Hermes International SCA	157	401,258
Kontoor Brands, Inc.(b)	6,158	371,020
LVMH Moet Hennessy Louis Vuitton SE	1,298	1,167,935
Makalot Industrial Co. Ltd.	44,000	502,494
Moncler SpA	614	45,817
NIKE, Inc., Class B	5,217	490,294
Oxford Industries, Inc.(b)	3,470	390,028
Pandora A/S	497	80,219
Ralph Lauren Corp., Class A	3,544	665,421
Under Armour, Inc., Class A(a)	22,564	166,522
Under Armour, Inc., Class C(a)	626	4,470
Unifi, Inc.(a)	3,363	20,144
Vera Bradley, Inc.(a)	10,301	70,047
Welspun Living Ltd.	96,725	159,580
Xtep International Holdings Ltd.	777,500	482,629

		8,444,436

Tobacco — 0.0%
British American Tobacco PLC	20,146	611,453
Imperial Brands PLC	3,549	79,336
Turning Point Brands, Inc.(b)	4,088	119,778
Universal Corp.	1,479	76,494

		887,061

Trading Companies & Distributors — 1.4%
Adani Enterprises Ltd.	11,890	457,301
AerCap Holdings NV(a)	3,435	298,536
Applied Industrial Technologies, Inc.	7,110	1,404,580
Ashtead Group PLC	4,821	343,396
Beacon Roofing Supply, Inc.(a)	12,411	1,216,526
BlueLinx Holdings, Inc.(a)	5,502	716,580
Boise Cascade Co.(b)	16,401	2,515,421
Bunzl PLC	11,373	437,606
DNOW, Inc.(a)	56,204	854,301
DXP Enterprises, Inc.(a)	3,709	199,285
Fastenal Co.(b)	3,956	305,166
Ferguson PLC	6,031	1,317,351
FTAI Aviation Ltd.	13,285	894,081
GATX Corp.(b)	7,555	1,012,597
Global Industrial Co.	7,469	334,462
GMS, Inc.(a)	12,467	1,213,538
H&E Equipment Services, Inc.	9,269	594,884
Herc Holdings, Inc.	8,180	1,376,694
ITOCHU Corp.	15,800	678,762
Karat Packaging, Inc.	2,326	66,547
LX International Corp.	15,236	300,523
Marubeni Corp.	25,400	439,919
McGrath RentCorp	4,463	550,600
Mitsubishi Corp.	33,800	781,159
Mitsui & Co. Ltd.	16,900	790,101
MRC Global, Inc.(a)	16,545	207,971
Rush Enterprises, Inc., Class A(b)	3,869	207,069
Sojitz Corp.	5,300	139,808
Sumitomo Corp.	42,600	1,026,146

Security	Shares	Value

Trading Companies & Distributors (continued)
Toyota Tsusho Corp.	1,800	$123,607
United Rentals, Inc.	312	224,986
Watsco, Inc.(b)	2,047	884,243
WESCO International, Inc.(b)	10,477	1,794,501
WW Grainger, Inc.	2,425	2,466,952

		26,175,199

Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	26,425	426,676
Aena SME SA(c)	519	102,219
Aeroports de Paris	465	63,758
Getlink SE	1,653	28,144
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,644	305,105
Gujarat Pipavav Port Ltd.	241,509	617,895
International Container Terminal Services, Inc.	39,230	221,918
Promotora y Operadora de Infraestructura SAB de CV, Series B	13,664	144,934
Santos Brasil Participacoes SA	64,008	169,994

		2,080,643

Water Utilities — 0.1%
American States Water Co.	6,646	480,107
American Water Works Co., Inc.	750	91,658
Cia de Saneamento de Minas Gerais Copasa MG	29,847	129,614
Severn Trent PLC	2,583	80,598
SJW Group	2,268	128,346
United Utilities Group PLC	6,343	82,419
York Water Co.	2,948	106,924

		1,099,666

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series B	154,959	144,677
Bharti Airtel Ltd.	10,169	149,799
Far EasTone Telecommunications Co. Ltd.	453,000	1,145,116
SK Telecom Co. Ltd.	10,196	403,714
SK Telecom Co. Ltd., ADR(b)	25,112	541,415
Telephone and Data Systems, Inc.	31,060	497,581
U.S. Cellular Corp.(a)(b)	2,808	102,492

		2,984,794

Total Common Stocks — 89.9% (Cost: $1,365,175,348)		1,675,530,286

Preferred Securities

Preferred Stocks — 0.6%

Automobiles — 0.1%
Porsche Automobil Holding SE	4,166	220,689
Volkswagen AG	12,270	1,627,296

		1,847,985

Banks — 0.2%
Banco Bradesco SA	398,541	1,133,149
Itau Unibanco Holding SA	231,967	1,602,133

		2,735,282

Electric Utilities — 0.1%
Cia Energetica de Minas Gerais	72,618	181,856
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	106,653	527,800

		709,656

Household Products — 0.0%
Henkel AG & Co. KGaA	1,377	110,678

20

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.0%
Sartorius AG	111	$44,079

Machinery — 0.0%
Marcopolo SA	452,172	679,782

Metals & Mining — 0.0%
Usinas Siderurgicas de Minas Gerais S/A Usiminas	282,494	563,816

Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA	425,629	3,170,535

Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 6.25%, 07/26/81(a)	7	109

Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A, 10.63%(a)(f)	1,463	38,492

		9,900,414

Total Preferred Securities — 0.6% (Cost: $9,254,173)		9,900,414

Rights

Biotechnology — 0.0%
Albireo Pharma, Inc., CVR(d)	1,592	5,190
Catalyst Biosciences, Inc., CVR(b)(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	1,447
Korro Bio, Inc., CVR(d)	144	101
Korro Bio, Inc., CVR	4,657	63
Prevail Therapeutics, CVR(d)	1,105	553
Q32 Bio, CVR	6,560	264
Radius Health, Inc., CVR	2,221	178
Surface Oncology, Inc., CVR	4,415	414

		8,210

Consumer Staples Distribution & Retail — 0.0%
Eli Lilly and Company, CVR	1,837	1,451

Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	383

Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	7,464

Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	6,164

Pharmaceuticals — 0.0%
Concentra Biosciences, LLC, CVR	3,637	32
Flexion Therapeutics, CVR(d)	3,275	1,769

		1,801

Total Rights — 0.0% (Cost: $18,336)		25,473

Security	Shares	Value
Warrants

Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp., (Issued 07/06/20, Exercisable 08/03/20, 1 Share for 1 Warrant, Expires 08/03/27, Strike Price USD 22.00)(a)(b)	365	$15,732

Total Warrants — 0.0% (Cost: $1,792)		15,732

Total Long-Term Investments — 90.5% (Cost: $1,374,449,649)		1,685,471,905

Short-Term Securities

Money Market Funds — 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(g)(h)(i)	122,677,996	122,727,067
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(g)(h)	179,904,260	179,904,260

Total Short-Term Securities — 16.2% (Cost: $302,606,112)		302,631,327

Total Investments — 106.7% (Cost: $1,677,055,761)		1,988,103,232
Liabilities in Excess of Other Assets — (6.7)%		(124,621,361)

Net Assets — 100.0%		$1,863,481,871

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $512,609, representing less than 0.05% of its net assets as of period end, and an original cost of $488,104.

(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$107,050,644	$15,700,868(a	)	$—	$(3,621)	$(20,824)	$122,727,067	122,677,996	$73,103(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	95,681,778	84,222,482(a	)	—	—	—	179,904,260	179,904,260	2,170,660		—

					$(3,621)	$(20,824)	$302,631,327		$2,243,763		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	32	06/21/24	$3,433	$84,309
MSCI Emerging Markets Index	149	06/21/24	7,815	(49,643)
S&P 500 E-Mini Index	743	06/21/24	197,211	4,494,115

				4,528,781

Short Contracts
E-mini Russell 2000 Index	243	06/21/24	26,073	(649,643)
MSCI EAFE Index	193	06/21/24	22,746	(101,010)
MSCI Emerging Markets Index	461	06/21/24	24,179	218,723

				(531,930)

				$3,996,851

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,441,699	AUD	2,184,000	Morgan Stanley & Co. International PLC	06/20/24	$ 15,373
USD	4,890,734	CAD	6,575,000	Morgan Stanley & Co. International PLC	06/20/24	31,225
USD	31,904	EUR	29,000	Toronto-Dominion Bank	06/20/24	519
USD	2,893,589	GBP	2,268,000	Morgan Stanley & Co. International PLC	06/20/24	29,851
USD	105,582	NOK	1,102,000	Morgan Stanley & Co. International PLC	06/20/24	3,887
USD	36,997	NZD	60,000	Toronto-Dominion Bank	06/20/24	1,148
USD	1,875,207	SEK	19,069,000	Toronto-Dominion Bank	06/20/24	87,967

						169,970

AUD	5,343,000	USD	3,552,441	Morgan Stanley & Co. International PLC	06/20/24	(63,038)
CAD	3,429,000	USD	2,537,811	BNP Paribas SA	06/20/24	(3,475)
CHF	1,140,000	USD	1,312,965	Morgan Stanley & Co. International PLC	06/20/24	(37,922)
EUR	1,739,000	USD	1,897,426	Morgan Stanley & Co. International PLC	06/20/24	(15,383)
GBP	4,737,000	USD	6,069,523	Morgan Stanley & Co. International PLC	06/20/24	(88,250)
JPY	153,522,000	USD	1,055,607	Toronto-Dominion Bank	06/20/24	(29,139)

22

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	10,583,000	USD	1,027,698	Goldman Sachs International	06/20/24	$ (35,807)
SGD	2,078,000	USD	1,567,737	Toronto-Dominion Bank	06/20/24	(23,249)

						(296,263)

						$ (126,293)

OTC Total Return Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR , 5.34%	Quarterly	JPMorgan Chase Bank N.A.	N/A	04/12/24	USD	60,150	$(2,260,178)	$—	$(2,260,178)
MSCI EAFE Index Net	At Termination	1-Day SOFR minus 0.11%, 5.34%	At Termination	JPMorgan Chase Bank N.A.	N/A	04/30/24	USD	20,731	(872,402)	—	(872,402)
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.23%, 5.34%	Quarterly	Merrill Lynch International	N/A	05/08/24	USD	194,005	(7,684,166)	—	(7,684,166)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.10%, 5.34%	Quarterly	JPMorgan Chase Bank N.A.	N/A	08/08/24	USD	153,704	(10,563,742)	—	(10,563,742)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.14%, 5.34%	Quarterly	Goldman Sachs International	N/A	10/11/24	USD	56,348	(4,423,125)	—	(4,423,125)
1-Day SOFR plus 0.47%, 5.34%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	JPMorgan Chase Bank N.A.	N/A	10/11/24	USD	108,435	9,704,071	—	9,704,071
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR minus 0.08%, 5.34%	Quarterly	BNP Paribas SA	N/A	10/31/24	USD	66,455	(4,119,680)	—	(4,119,680)
1-Day SOFR plus 0.42%, 5.34%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Goldman Sachs International	N/A	10/31/24	USD	171,137	13,410,040	—	13,410,040
1-Day SOFR plus 0.43%, 5.34%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	11/08/24	USD	530,243	24,637,016	—	24,637,016
1-Day SOFR plus 0.45%, 5.34%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	11/08/24	USD	70,754	3,285,584	—	3,285,584
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.25%, 5.34%	Quarterly	Merrill Lynch International	N/A	01/31/25	USD	64,628	(5,507,060)	—	(5,507,060)
MSCI EAFE Index Net	Quarterly	1-Day SOFR plus 0.04%, 5.34%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	61,006	(3,379,680)	—	(3,379,680)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.19%, 5.34%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	147,817	(10,141,069)	—	(10,141,069)

									$2,085,609	$—	$2,085,609

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$14,316,545	$1,484,745	$—	$15,801,290
Air Freight & Logistics	3,523,034	920,108	—	4,443,142
Automobile Components	8,609,299	5,834,801	—	14,444,100
Automobiles	9,012,983	13,447,225	—	22,460,208
Banks	60,036,394	58,633,293	15	118,669,702
Beverages	12,651,286	8,334,431	—	20,985,717
Biotechnology	68,352,144	4,044,508	—	72,396,652
Broadline Retail	36,091,092	12,991,977	—	49,083,069
Building Products	20,119,059	1,919,947	—	22,039,006
Capital Markets	28,336,201	3,741,180	—	32,077,381
Chemicals	11,822,997	8,552,719	1	20,375,717
Commercial Services & Supplies	14,765,673	606,376	—	15,372,049
Communications Equipment	4,802,010	1,662,929	—	6,464,939
Construction & Engineering	21,437,801	5,008,627	—	26,446,428
Construction Materials	2,311,532	7,785,156	—	10,096,688
Consumer Finance	5,588,978	2,426,975	—	8,015,953
Consumer Staples Distribution & Retail	17,391,979	6,183,548	—	23,575,527
Containers & Packaging	980,241	51,579	—	1,031,820
Distributors	278,415	—	—	278,415
Diversified Consumer Services	7,069,447	596,932	—	7,666,379
Diversified REITs	1,931,097	64,278	—	1,995,375
Diversified Telecommunication Services	5,479,554	3,562,734	—	9,042,288
Electric Utilities	5,551,932	2,726,036	578	8,278,546
Electrical Equipment	11,325,318	4,001,924	—	15,327,242
Electronic Equipment, Instruments & Components	28,245,894	5,513,732	—	33,759,626
Energy Equipment & Services	16,970,761	—	—	16,970,761
Entertainment	9,816,484	3,690,667	—	13,507,151
Financial Services	46,996,421	5,341,297	—	52,337,718
Food Products	10,103,504	3,745,572	—	13,849,076
Gas Utilities	5,799,137	1,965,228	—	7,764,365
Ground Transportation	4,000,143	—	—	4,000,143
Health Care Equipment & Supplies	24,679,427	527,611	—	25,207,038
Health Care Providers & Services	25,858,022	3,361,387	—	29,219,409
Health Care REITs	228,742	—	—	228,742

24

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Technology	$3,567,174	$—	$—	$3,567,174
Hotel & Resort REITs	4,689,417	—	—	4,689,417
Hotels, Restaurants & Leisure	21,347,360	7,120,029	—	28,467,389
Household Durables	19,707,846	1,231,090	—	20,938,936
Household Products	18,483,907	1,222,920	—	19,706,827
Independent Power and Renewable Electricity Producers	2,909,731	2,070,440	—	4,980,171
Industrial Conglomerates	597,623	5,490,461	—	6,088,084
Industrial REITs	1,890,036	92,056	—	1,982,092
Insurance	28,413,440	15,542,183	—	43,955,623
Interactive Media & Services	54,891,417	18,596,483	—	73,487,900
IT Services	9,669,658	10,372,006	—	20,041,664
Leisure Products	1,508,251	—	—	1,508,251
Life Sciences Tools & Services	9,850,030	544,586	—	10,394,616
Machinery	36,676,012	6,171,737	—	42,847,749
Marine Transportation	2,838,102	1,077,863	—	3,915,965
Media	10,698,395	849,493	—	11,547,888
Metals & Mining	18,118,967	12,172,064	73	30,291,104
Mortgage Real Estate Investment Trusts (REITs)	1,325,715	—	—	1,325,715
Multi-Utilities	3,955,088	2,439,248	—	6,394,336
Office REITs	4,587,999	—	—	4,587,999
Oil, Gas & Consumable Fuels	50,959,573	15,686,977	29	66,646,579
Paper & Forest Products	1,727,036	—	—	1,727,036
Passenger Airlines	5,581,419	959,891	—	6,541,310
Personal Care Products	3,708,936	2,493,939	—	6,202,875
Pharmaceuticals	47,086,158	13,902,161	—	60,988,319
Professional Services	23,210,771	2,294,597	—	25,505,368
Real Estate Management & Development	4,930,414	2,791,050	—	7,721,464
Residential REITs	5,189,761	—	—	5,189,761
Retail REITs	2,298,331	—	—	2,298,331
Semiconductors & Semiconductor Equipment	122,689,936	10,845,788	—	133,535,724
Software	126,676,383	5,038,173	—	131,714,556
Specialized REITs	4,581,486	—	—	4,581,486
Specialty Retail	38,730,077	2,116,597	—	40,846,674
Technology Hardware, Storage & Peripherals	69,299,709	7,128,733	—	76,428,442
Textiles, Apparel & Luxury Goods	3,213,894	5,230,542	—	8,444,436
Tobacco	196,272	690,789	—	887,061
Trading Companies & Distributors	20,656,871	5,518,328	—	26,175,199
Transportation Infrastructure	391,912	1,688,731	—	2,080,643
Water Utilities	936,649	163,017	—	1,099,666
Wireless Telecommunication Services	2,286,604	698,190	—	2,984,794
Preferred Securities
Preferred Stocks
Automobiles	—	1,847,985	—	1,847,985
Banks	2,735,282	—	—	2,735,282
Electric Utilities	709,656	—	—	709,656
Household Products	—	110,678	—	110,678
Life Sciences Tools & Services	—	44,079	—	44,079
Machinery	679,782	—	—	679,782
Metals & Mining	563,816	—	—	563,816
Oil, Gas & Consumable Fuels	3,170,535	—	—	3,170,535
Real Estate Management & Development	109	—	—	109
Trading Companies & Distributors	38,492	—	—	38,492
Rights
Biotechnology	—	919	7,291	8,210
Consumer Staples Distribution & Retail	—	1,451	—	1,451
Health Care Equipment & Supplies	—	—	383	383
Metals & Mining	7,464	—	—	7,464
Paper & Forest Products	—	—	6,164	6,164
Pharmaceuticals	—	32	1,769	1,801
Warrants	15,732	—	—	15,732

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$302,631,327	$—	$—	$302,631,327

	$1,645,114,101	$342,972,828	$16,303	$1,988,103,232

Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,797,147	$51,036,711	$—	$55,833,858
Foreign Currency Exchange Contracts	—	169,970	—	169,970
Liabilities
Equity Contracts	(800,296)	(48,951,102)	—	(49,751,398)
Foreign Currency Exchange Contracts	—	(296,263)	—	(296,263)

	$3,996,851	$1,959,316	$—	$5,956,167

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Right

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

26